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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08413

___________________________________

Evergreen Equity Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code:	(617) 210-3200

________________________

Date of fiscal year end:  Registrant is making a quarterly filing for seven of its series, Evergreen Balanced Fund, Evergreen Growth Fund, Evergreen Large Cap Equity Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth Fund, Evergreen Omega Fund and Evergreen Small-Mid Growth Fund, for the quarter ended December 31, 2006. Evergreen Balanced Fund has a March 31 fiscal year end. All other funds in this filing have a September 30 fiscal year end.

Date of reporting period:	December 31, 2006

_______________

Item 1 – Schedule of Investments

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS

December 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.2%
FIXED-RATE 1.7%
FNMA:
4.87%, 05/01/2013	$2,442,555	$2,392,545
5.56%, 12/01/2011	1,822,803	1,838,351
5.64%, 12/01/2016	1,400,000	1,444,660
5.66%, 11/01/2016	999,044	1,033,661
5.78%, 07/01/2012	1,568,037	1,598,734
5.85%, 02/01/2009	401,437	402,907
6.09%, 02/01/2012	1,662,287	1,713,665
6.13%, 09/01/2008	1,532,443	1,539,568
6.19%, 07/01/2011	2,857,242	2,944,106
6.35%, 05/01/2011	1,411,313	1,424,113
6.40%, 06/01/2009	4,047,791	4,110,927
6.79%, 07/01/2009	2,055,533	2,105,336
7.21%, 05/01/2007	960,356	958,660

		23,507,233

FLOATING-RATE 0.5%
FNMA:
5.75%, 10/01/2036	4,809,421	4,840,231
7.26%, 12/01/2010	1,487,329	1,578,049

		6,418,280

Total Agency Commercial Mortgage-Backed Securities (cost $31,212,289)		29,925,513

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.5%
FIXED-RATE 3.5%
FHLMC:
Ser. 2594, Class QE, 5.00%, 08/15/2031	4,545,000	4,410,031
Ser. 2647, Class PC, 5.00%, 11/15/2031	3,910,000	3,800,217
Ser. 2656, Class BG, 5.00%, 10/15/2032	4,345,000	4,227,510
Ser. 2695, Class BG, 4.50%, 04/15/2032	950,000	898,154
Ser. 2773, Class EB, 4.50%, 08/15/2013	3,115,000	3,084,135
Ser. 2873, Class PD, 5.50%, 12/15/2030	2,755,000	2,741,049
Ser. 2979, Class QB, 4.50%, 03/15/2018	2,067,000	2,008,207
Ser. 3059, Class CD, 5.00%, 04/15/2031	6,186,000	6,021,660
Ser. 3079, Class MD, 5.00%, 03/15/2034	3,920,000	3,741,491
FNMA:
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	4,367,902	4,424,859
Ser. 2003-129, Class PW, 4.50%, 07/25/2033	5,600,000	5,428,253
Ser. 2005-38, Class QJ, 5.50%, 03/25/2033	6,643,360	6,595,447

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $47,455,939)		47,381,013

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 4.3%
FIXED-RATE 3.3%
FHLMC:
4.50%, 04/01/2035	2,250,561	2,109,669
5.00%, 04/01/2021	1,000,689	983,510
5.50%, 08/01/2035	3,239,209	3,205,096
6.50%, 06/01/2029 – 07/01/2031	50,328	51,618
FNMA:
5.00%, 12/01/2019 – 01/01/2021	9,847,221	9,704,810
5.50%, 02/01/2035 – 10/01/2035	5,689,847	5,627,578
6.50%, 04/01/2017	947,219	970,422
6.91%, 07/01/2009	1,851,457	1,900,611
7.00%, 05/01/2032 – 06/01/2032	2,260,025	2,325,567
7.50%, 12/01/2030 – 10/01/2031	1,447,523	1,509,084
9.00%, 08/01/2014	573,996	615,414
FNMA 15 year, 5.00%, TBA #	3,170,000	3,116,506

1

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA 30 year:
5.50%, TBA #	$6,200,000	$6,128,316
6.00%, TBA #	6,610,000	6,655,444

		44,903,645

FLOATING-RATE 1.0%
FHLMC:
5.78%, 05/01/2036	3,426,282	3,444,203
5.82%, 10/01/2036	2,203,668	2,222,325
FNMA:
5.51%, 02/01/2036	4,254,289	4,276,981
5.78%, 09/01/2036	2,815,142	2,833,935
GNMA, 5.50%, 09/20/2029 – 07/20/2030	1,083,797	1,087,403

		13,864,847

Total Agency Mortgage-Backed Pass Through Securities (cost $58,891,113)		58,768,492

ASSET-BACKED SECURITIES 1.1%
Deutsche Alt-A Securities, Inc. Mtge. Trust, Ser. 2005-3, Class 4A5, 5.25%, 06/25/2035	2,980,000	2,948,655
Lehman XS Trust:
Ser. 2005-1, Class 3A3A, 5.11%, 07/25/2035	2,350,000	2,216,929
Ser. 2005-6, Class 3A2B, 5.42%, 11/25/2035	3,795,000	3,744,375
Long Beach Asset Holdings Corp., Ser. 2006-2, Class N2, 7.63%, 04/25/2046 144A	1,000,000	995,280
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036	2,560,000	2,490,667
Nomura Asset Acceptance Corp., Ser. 2006-AF2, Class 1A4, 6.43%, 07/25/2036	1,300,000	1,316,551
Telos CLO, Ltd., FRN, Ser. 2006-1A, Class E, 9.63%, 10/11/2021☐	1,000,000	1,000,000

Total Asset-Backed Securities (cost $14,827,287)		14,712,457

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.3%
FIXED-RATE 2.3%
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	1,446,337	1,411,273
Ser. 2004-LB4, Class A2, 4.05%, 10/15/2037	4,210,000	4,089,013
Credit Suisse First Boston Comml. Mtge. Pass-Through Cert., Ser. 2003-C3, Class A5, 3.94%, 05/15/2038	6,980,000	6,486,560
LB-UBS Comml. Mtge. Trust, Ser. 2004-C7, Class A6, 4.79%, 10/15/2029	5,800,000	5,617,853
Merrill Lynch Mtge. Trust, Ser. 2003-KEY1, Class A4, 5.24%, 11/12/2035	6,715,000	6,689,870
Morgan Stanley Capital I, Inc., Ser. 2004-T13, Class A4, 4.66%, 09/13/2045	3,870,000	3,725,831
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C11 Class A, 5.22%, 01/15/2041	4,070,000	4,038,618

Total Commercial Mortgage-Backed Securities (cost $31,744,506)		32,059,018

CORPORATE BONDS 5.2%
CONSUMER DISCRETIONARY 0.7%
Diversified Consumer Services 0.0%
Service Corporation International, 7.00%, 06/15/2017	175,000	178,063

Hotels, Restaurants & Leisure 0.0%
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	100,000	100,000
Las Vegas Sands Corp., 6.375%, 02/15/2015	100,000	97,375
MGM MIRAGE, Inc., 5.875%, 02/27/2014	100,000	93,000
Seneca Gaming Corp., 7.25%, 05/01/2012	250,000	255,625

		546,000

Household Durables 0.0%
Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	50,000	48,750

Media 0.4%
CSC Holdings, Inc., 7.625%, 04/01/2011	130,000	133,088
Lamar Media Corp., 6.625%, 08/15/2015	250,000	249,062
LIN TV Corp., 6.50%, 05/15/2013	250,000	239,375
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A	150,000	152,625

2

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Mediacom Communications Corp., 9.50%, 01/15/2013	$250,000	$258,750
MediaNews Group, Inc., 6.375%, 04/01/2014	250,000	216,250
R.H. Donnelley Corp., 10.875%, 12/15/2012	250,000	273,750
Shaw Communications, Inc., Class B, 7.20%, 12/15/2011	250,000	261,562
Time Warner, Inc., 7.625%, 04/15/2031	2,950,000	3,305,257

		5,089,719

Multi-line Retail 0.2%
May Department Stores Co., 6.90%, 01/15/2032	1,833,000	1,867,057
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	100,000	109,625

		1,976,682

Specialty Retail 0.1%
Central Garden & Pet Co., 9.125%, 02/01/2013	250,000	261,250
Payless ShoeSource, Inc., 8.25%, 08/01/2013	100,000	104,500
United Auto Group, Inc., 9.625%, 03/15/2012	250,000	264,062

		629,812

Textiles, Apparel & Luxury Goods 0.0%
Levi Strauss & Co., 9.75%, 01/15/2015	125,000	135,313
Oxford Industries, Inc., 8.875%, 06/01/2011	100,000	103,750
Warnaco Group, Inc., 8.875%, 06/15/2013	250,000	266,875

		505,938

CONSUMER STAPLES 0.6%
Beverages 0.3%
Coca-Cola Enterprises, Inc., 0.00% 06/20/2020 ¤	7,930,000	3,618,197

Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	250,000	256,875
Ingles Markets, Inc., 8.875%, 12/01/2011 ☐	250,000	261,875
Rite Aid Corp., 8.125%, 05/01/2010	250,000	256,563
SUPERVALU, Inc., 7.50%, 11/15/2014	200,000	209,540

		984,853

Food Products 0.2%
B&G Foods Holdings Corp., 8.00%, 10/01/2011 ☐	250,000	253,750
Dean Foods Co., 6.625%, 05/15/2009	250,000	255,625
Del Monte Foods Co., 8.625%, 12/15/2012	250,000	265,000
General Mills, Inc., 6.00%, 02/15/2012	2,000,000	2,050,854

		2,825,229

Household Products 0.0%
Church & Dwight Co., Inc., 6.00%, 12/15/2012	250,000	245,625

ENERGY 0.3%
Energy Equipment & Services 0.1%
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	250,000	239,688
Offshore Logistics, Inc., 6.125%, 06/15/2013	250,000	237,500
Parker Drilling Co., 9.625%, 10/01/2013	250,000	275,312
PHI, Inc., 7.125%, 04/15/2013	100,000	97,250

		849,750

Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy Corp., 6.875%, 01/15/2016	250,000	253,438
El Paso Production Holdings Co., 7.75%, 06/01/2013	250,000	262,812
Exco Resources, Inc., 7.25%, 01/15/2011	250,000	255,000
Ferrellgas Partners, LP, 6.75%, 05/01/2014	250,000	244,375
Forest Oil Corp., 7.75%, 05/01/2014	250,000	255,625
Frontier Oil Corp., 6.625%, 10/01/2011	250,000	250,625

3

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	$1,000,000	$1,097,815
Peabody Energy Corp., 6.875%, 03/15/2013	170,000	175,100
Sabine Pass LNG, LP, 7.25%, 11/30/2013 144A	160,000	159,400
Targa Resources, Inc., 8.50%, 11/01/2013 144A	250,000	253,125
Tesoro Corp., Ser. B, 6.625%, 11/01/2015	250,000	249,375
Williams Cos., 7.125%, 09/01/2011	250,000	261,250
Williams Partners, LP, 7.25%, 02/01/2017 144A	275,000	281,875

		3,999,815

FINANCIALS 2.3%
Capital Markets 0.9%
Bank of New York Co., 7.30%, 12/01/2009	3,675,000	3,873,310
Goldman Sachs Group, Inc., 6.875%, 01/15/2011	2,075,000	2,198,465
Legg Mason, Inc., 6.75%, 07/02/2008	3,500,000	3,570,739
Merrill Lynch & Co., Inc., 4.125%, 09/10/2009	2,650,000	2,581,211

		12,223,725

Commercial Banks 0.3%
U.S. Bancorp, 6.375%, 08/01/2011	2,000,000	2,089,844
Union Planters Bank, 6.50%, 03/15/2008	2,380,000	2,411,959

		4,501,803

Consumer Finance 0.8%
American General Finance Corp., 3.875%, 10/01/2009	1,700,000	1,637,068
Ford Motor Credit Co., 5.70%, 01/15/2010	250,000	239,814
General Electric Capital Corp., 6.125%, 02/22/2011	1,060,000	1,096,718
General Motors Acceptance Corp., 5.625%, 05/15/2009	250,000	248,161
HSBC Finance Corp.:
4.75%, 05/15/2009	1,500,000	1,484,592
5.70%, 06/01/2011	2,000,000	2,036,528
NXP Funding, LLC, 7.875%, 10/15/2014 144A	150,000	155,813
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	250,000	235,000
Sprint Capital Corp., 6.875%, 11/15/2028	3,205,000	3,217,259

		10,350,953

Diversified Financial Services 0.0%
Arch Western Finance, LLC, 6.75%, 07/01/2013	250,000	249,375

Insurance 0.0%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	250,000	271,875

Real Estate Investment Trusts 0.0%
Omega Healthcare Investors, Inc., 7.00%, 01/15/2016	50,000	50,375
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	200,000	199,000
Ventas, Inc., 7.125%, 06/01/2015	250,000	263,750

		513,125

Real Estate Management & Development 0.3%
EOP Operating, LP:
6.75%, 02/15/2008	500,000	508,112
7.00%, 07/15/2011	3,250,000	3,520,504

		4,028,616

HEALTH CARE 0.1%
Health Care Providers & Services 0.1%
HCA, Inc., 9.25%, 11/15/2016 144A	240,000	257,700
Omnicare, Inc., 6.125%, 06/01/2013	250,000	240,625
Triad Hospitals, Inc., 7.00%, 11/15/2013	200,000	202,250

		700,575

4

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Pharmaceuticals 0.0%
Mylan Laboratories, Inc., 6.375%, 08/15/2015	$100,000	$99,500

INDUSTRIALS 0.3%
Aerospace & Defense 0.0%
Bombardier, Inc., 8.00%, 11/15/2014 144A	200,000	206,000

Commercial Services & Supplies 0.1%
Adesa, Inc., 7.625%, 06/15/2012	100,000	103,750
Allied Waste North America, Inc., 6.375%, 04/15/2011	250,000	248,125
Corrections Corporation of America, 6.25%, 03/15/2013	250,000	249,062
Geo Group, Inc., 8.25%, 07/15/2013	155,000	160,425

		761,362

Machinery 0.0%
Case New Holland, Inc., 9.25%, 08/01/2011	250,000	265,938
Manitowoc Co., 7.125%, 11/01/2013	75,000	76,125
Terex Corp., 7.375%, 01/15/2014	150,000	153,000

		495,063

Road & Rail 0.2%
Avis Budget Car Rental, LLC, 7.625%, 05/15/2014 144A	250,000	245,000
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	2,500,000	2,562,895

		2,807,895

Trading Companies & Distributors 0.0%
Ashtead Group plc, 9.00%, 08/15/2016 144A	75,000	80,625
United Rentals, Inc., 6.50%, 02/15/2012	250,000	248,125

		328,750

INFORMATION TECHNOLOGY 0.1%
IT Services 0.1%
Iron Mountain, Inc., 8.625%, 04/01/2013	100,000	103,750
SunGard Data Systems, Inc., 4.875%, 01/15/2014	250,000	221,250
Unisys Corp., 8.00%, 10/15/2012	200,000	198,750

		523,750

Semiconductors & Semiconductor Equipment 0.0%
Freescale Semiconductor, Inc., Class A 144A	225,000	225,281

MATERIALS 0.1%
Chemicals 0.1%
Equistar Chemicals, LP, 10.625%, 05/01/2011	100,000	107,000
Lyondell Chemical Co., 10.50%, 06/01/2013	100,000	110,500
Tronox Worldwide, LLC, 9.50%, 12/01/2012	250,000	264,375
Westlake Chemical Corp., 6.625%, 01/15/2016	70,000	68,075

		549,950

Containers & Packaging 0.0%
Crown Americas, Inc., 7.75%, 11/15/2015	250,000	260,625
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	250,000	243,750

		504,375

Paper & Forest Products 0.0%
Boise Cascade, LLC, 7.125%, 10/15/2014	100,000	97,250
Bowater, Inc., 6.50%, 06/15/2013	125,000	114,688
Buckeye Technologies, Inc., 8.50%, 10/01/2013	100,000	106,000
Verso Paper Holdings, LLC:
9.125%, 08/01/2014 144A	100,000	104,750
11.375%, 08/01/2016 144A	50,000	52,750

		475,438

5

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.5%
Citizens Communications Co., 7.875%, 01/15/2027 144A	$250,000	$253,750
Embarq Corp., 7.08%, 06/01/2016	250,000	254,939
Level 3 Communications, Inc., 6.375%, 10/15/2015	250,000	248,750
Qwest Communications International, Inc., 7.875%, 09/01/2011	250,000	267,500
SBC Communications, Inc., 5.875%, 02/01/2012	3,625,000	3,697,282
Verizon Communications, Inc., 5.875%, 01/17/2012	1,750,000	1,774,714

		6,496,935

Wireless Telecommunication Services 0.0%
Rural Cellular Corp., 8.25%, 03/15/2012	250,000	261,562
Sprint Nextel Corp., Ser. F, 5.95%, 03/15/2014	200,000	195,044

		456,606

UTILITIES 0.2%
Electric Utilities 0.1%
Aquila, Inc., 14.875%, 07/01/2012	250,000	327,500
DPL, Inc., 6.875%, 09/01/2011	250,000	263,775
Edison International, 7.73%, 06/15/2009	250,000	260,000
El Paso Electric Co., 7.80%, 08/01/2031	125,000	137,188
Mirant North America, LLC, 7.375%, 12/31/2013	250,000	255,000
NRG Energy, Inc., 7.25%, 02/01/2014	250,000	252,500
Reliant Energy, Inc., 6.75%, 12/15/2014	250,000	245,625

		1,741,588

Gas Utilities 0.0%
SEMCO Energy, Inc., 7.75%, 05/15/2013	250,000	253,603

Independent Power Producers & Energy Traders 0.1%
AES Corp., 7.75%, 03/01/2014	250,000	265,000
Dynegy, Inc., 8.375%, 05/01/2016	250,000	263,750
Tenaska, Inc., 7.00%, 06/30/2021 144A	242,303	241,855

		770,605

Multi-Utilities 0.0%
CMS Energy Corp., 7.50%, 01/15/2009	250,000	259,063

Total Corporate Bonds (cost $68,686,880)		71,294,244

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 2.0%
CONSUMER DISCRETIONARY 0.2%
Media 0.0%
Central European Media Enterprise, Ltd., 8.25%, 05/15/2012 EUR	150,000	216,967

Multi-line Retail 0.2%
Marks & Spencer Group plc, 5.625%, 03/24/2014 GBP	1,000,000	1,929,415

CONSUMER STAPLES 0.2%
Beverages 0.1%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	300,000	625,645

Food & Staples Retailing 0.0%
Koninklijke Ahold NV, 5.875%, 03/14/2012 EUR	400,000	556,834

Tobacco 0.1%
British American Tobacco plc, 5.75%, 12/09/2013 GBP	1,000,000	1,960,309

FINANCIALS 1.3%
Capital Markets 0.1%
Morgan Stanley, 5.375%, 11/14/2013 GBP	1,000,000	1,939,989

6

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Commercial Banks 0.6%
Bank Nederlandse Gemeenten NV:
5.50%, 09/22/2015 AUD	3,000,000	$2,230,089
6.50%, 10/05/2007 NZD	4,450,000	3,101,054
Landwirtschaftliche Rentenbank, 5.75%, 01/21/2015 AUD	3,400,000	2,580,582

		7,911,725

Diversified Financial Services 0.0%
Lighthouse Group plc, 8.00%, 04/30/2014 EUR	400,000	579,581

Thrifts & Mortgage Finance 0.6%
Nykredit, 5.00%, 10/01/2035 DKK	19,633,383	3,463,458
Realkredit Danmark AS, 4.00%, 10/01/2035 DKK	19,140,000	3,134,596
Totalkredit, FRN, 3.71%, 01/01/2015 DKK	8,000,000	1,431,213

		8,029,267

INDUSTRIALS 0.1%
Road & Rail 0.1%
Network Rail Infrastructure, Ltd., 4.50%, 03/14/2008 GBP	500,000	969,945

MATERIALS 0.0%
Containers & Packaging 0.0%
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 EUR	400,000	531,738

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
France Telecom, FRN, 7.50%, 03/14/2011 GBP	1,000,000	2,093,903

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $25,994,597)		27,345,318

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 3.3%
Australia, 7.50%, 09/15/2009 AUD	4,000,000	3,263,509
Canada:
4.25%, 12/01/2026 CAD	3,972,096	4,809,278
4.40%, 03/08/2016 CAD	1,325,000	1,140,844
4.60%, 09/15/2011 CAD	1,250,000	1,095,553
5.00%, 06/01/2014 CAD	2,849,000	2,590,418
Hong Kong, 4.23%, 03/21/2011 HKD	18,900,000	2,484,610
Hungary, 6.50%, 08/12/2008 HUF	465,000,000	2,392,536
Korea:
4.75%, 06/10/2009 KRW	2,136,000,000	2,287,284
5.25%, 09/10/2015 KRW	1,020,000,000	1,112,928
Mexico, 10.00%, 12/05/2024 MXN	23,000,000	2,643,568
New Zealand, 6.00%, 07/15/2008 NZD	1,660,000	1,158,018
Norway, 4.25%, 05/19/2017 NOK	27,000,000	4,290,697
Poland, 4.25%, 05/24/2011 PLN	7,570,000	2,530,279
Singapore, 3.625%, 07/01/2014 SGD	4,000,000	2,710,327
Sweden:
3.00%, 07/12/2016 SEK	33,500,000	4,592,096
5.50%, 10/08/2012 SEK	22,000,000	3,484,781
United Kingdom, 1.25%, 11/22/2017 GBP	1,675,582	3,168,583

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $44,318,513)		45,755,309

U.S. TREASURY OBLIGATIONS 3.1%
U.S. Treasury Bonds:
4.50%, 02/15/2036 ρ	$2,300,000	2,187,877
6.00%, 02/15/2026	10,495,000	11,906,095
7.25%, 08/15/2022	6,160,000	7,727,437

7

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS continued
U.S. Treasury Notes:
2.00%, 01/15/2014 – 01/15/2016	$2,303,123	$2,233,042
3.375%, 11/15/2008 ρ	10,710,000	10,438,908
4.25%, 08/15/2015 ρ	8,370,000	8,101,900

Total U.S. Treasury Obligations (cost $42,762,798)		42,595,259

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.4%
FIXED-RATE 0.2%
Banc of America Funding Corp., 5.75%, 07/20/2036	2,850,000	2,856,641
Banc of America Mtge. Securities, Inc., Ser. 2003-7, Class B-5, 4.75%, 09/25/2018	125,944	106,160

		2,962,801

FLOATING-RATE 0.2%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.78%, 05/25/2035	3,255,000	3,181,098

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $6,086,573)		6,143,899

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.4%
FIXED-RATE 0.3%
Cendant Mtge. Corp., Ser. 2005, Class B-4, 5.45%, 02/18/2035	182,155	155,819
Chase Mtge. Fin. Corp., Ser. 2003-S12:
Class B-4, 4.89%, 12/26/2018	128,464	107,002
Class B-3, 4.89%, 12/26/2018	258,287	234,435
Class B-5, 4.89%, 12/26/2018	258,911	136,804
DSLA NIM Corp., Ser. 2006-1, Class N2, 7.87%, 04/20/2046	260,000	260,200
Harborview NIM Corp., Ser. 2006-7A, Class N2, 8.35%, 09/19/2036	1,000,000	1,000,310
Merrill Lynch Mtge. Investors, Inc., Ser. 2003-A2, Class 2B2, 5.16%, 03/25/2033	688,242	630,973
MASTR Reperforming Loan Trust, Ser. 2006-2, Class B4, 5.89%, 05/25/2036	265,000	204,554
PHHMC Mtge. Pass Through Certs.:
Ser. 2005-4, Class B4, 5.61%, 07/18/2035	269,969	230,621
Ser. 2005-5, Class B4, 5.55%, 08/18/2035	335,262	283,464
Residential Funding Securities Corp., Ser. 2003-RM2, Class B3-2, 6.00%, 05/25/2033	358,155	315,871
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-16, Class B4, 5.00%, 11/25/2036	1,503,177	1,259,677

		4,819,730

FLOATING-RATE 0.1%
Banc of America Mtge. Securities, Inc., Ser. 2002-E, Class B-4, 7.06%, 06/20/2031	236,611	231,482
Harborview Mtge. Loan Trust, Ser. 2004-7, Class B4, 5.32%, 11/19/2034	875,806	836,639

		1,068,121

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $5,910,829)		5,887,851

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.8%
FIXED-RATE 0.4%
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.61%, 07/25/2036	5,993,121	6,002,674

FLOATING-RATE 0.4%
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.86%, 06/25/2036	4,683,971	4,703,339

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $10,608,502)		10,706,013

YANKEE OBLIGATIONS – CORPORATE 0.3%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
National Cable plc, 9.125%, 08/15/2016	100,000	106,125
Rogers Cable, Inc., 5.50%, 03/15/2014	250,000	240,297

		346,422

ENERGY 0.0%
Oil, Gas & Consumable Fuels 0.0%
OPTI Canada, Inc., 8.25%, 12/15/2014 144A	115,000	118,738

8

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
FINANCIALS 0.1%
Diversified Financial Services 0.1%
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033	$1,000,000	$835,125

MATERIALS 0.2%
Chemicals 0.0%
NOVA Chemicals Corp., 6.50%, 01/15/2012	250,000	238,125

Metals & Mining 0.2%
Alcan, Inc., 6.125%, 12/15/2033	2,500,000	2,480,335
Novelis, Inc., FRN, 8.25%, 02/15/2015 144A	100,000	97,250

		2,577,585

Paper & Forest Products 0.0%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015	125,000	108,750

TELECOMMUNICATION SERVICES 0.0%
Wireless Telecommunication Services 0.0%
Intelsat, Ltd., 9.25%, 06/15/2016 144A	250,000	270,000

Total Yankee Obligations-Corporate (cost $4,433,137)		4,494,745

	Shares	Value

COMMON STOCKS 70.0%
CONSUMER DISCRETIONARY 6.8%
Diversified Consumer Services 1.5%
Apollo Group, Inc., Class A *	527,848	20,570,237

Internet & Catalog Retail 1.1%
Amazon.com, Inc. *	385,088	15,195,573

Media 2.6%
Interpublic Group of Cos. *	241	2,950
News Corp., Class A	341,434	7,334,002
Omnicom Group, Inc.	141,846	14,828,581
Time Warner, Inc.	367,103	7,995,503
Walt Disney Co.	167,826	5,751,397

		35,912,433

Multi-line Retail 0.6%
J.C. Penney Co., Inc.	107,854	8,343,585

Specialty Retail 1.0%
Best Buy Co., Inc.	195,146	9,599,232
Chico’s FAS, Inc. *	165,198	3,417,946

		13,017,178

CONSUMER STAPLES 6.8%
Beverages 1.3%
Diageo plc	361,800	7,102,481
Diageo plc, ADR	49,043	3,889,600
PepsiCo, Inc.	115,273	7,210,326

		18,202,407

Food & Staples Retailing 2.3%
BJ’s Wholesale Club, Inc. *	215,700	6,710,427
Wal-Mart Stores, Inc.	437,477	20,202,688
Whole Foods Market, Inc.	96,879	4,546,531

		31,459,646

Household Products 1.9%
Procter & Gamble Co.	397,932	25,575,090

9

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 1.3%
Altria Group, Inc.	202,922	$17,414,766

ENERGY 6.7%
Energy Equipment & Services 1.3%
Schlumberger, Ltd.	208,894	13,193,745
Weatherford International, Ltd. *	115,636	4,832,429

		18,026,174

Oil, Gas & Consumable Fuels 5.4%
Apache Corp.	144,650	9,620,671
BP plc, ADR	190,100	12,755,710
ConocoPhillips	117,770	8,473,552
Exxon Mobil Corp.	485,727	37,221,260
Occidental Petroleum Corp.	130,428	6,368,799

		74,439,992

FINANCIALS 15.3%
Capital Markets 4.0%
Goldman Sachs Group, Inc.	49,207	9,809,415
Legg Mason, Inc.	126,217	11,996,926
Merrill Lynch & Co., Inc.	123,687	11,515,260
Morgan Stanley	125,878	10,250,246
State Street Corp.	103,936	7,009,444
T. Rowe Price Group, Inc.	112,134	4,908,105

		55,489,396

Commercial Banks 1.9%
U.S. Bancorp ρ	352,880	12,770,727
Wells Fargo & Co.	358,930	12,763,551

		25,534,278

Consumer Finance 1.2%
American Express Co.	166,383	10,094,456
Capital One Financial Corp.	74,606	5,731,233

		15,825,689

Diversified Financial Services 6.1%
Bank of America Corp.	521,407	27,837,920
Citigroup, Inc.	674,188	37,552,271
JPMorgan Chase & Co.	367,519	17,751,168

		83,141,359

Insurance 2.1%
American International Group, Inc.	174,890	12,532,618
Hartford Financial Services Group, Inc.	94,998	8,864,263
Prudential Financial, Inc.	89,592	7,692,369

		29,089,250

HEALTH CARE 11.4%
Biotechnology 1.6%
Amgen, Inc. *	140,261	9,581,229
Biogen Idec, Inc. *	258,684	12,724,666

		22,305,895

Health Care Equipment & Supplies 2.4%
Baxter International, Inc.	256,315	11,890,453
Medtronic, Inc.	97,019	5,191,487
St. Jude Medical, Inc. *	171,804	6,281,154
Zimmer Holdings, Inc. *	120,048	9,409,362

		32,772,456

10

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 1.7%
Aetna, Inc.	112,546	$4,859,736
Caremark Rx, Inc.	207,554	11,853,409
WellPoint, Inc. *	82,034	6,455,256

		23,168,401

Pharmaceuticals 5.7%
Abbott Laboratories	174,941	8,521,376
Bristol-Myers Co.	574,344	15,116,734
Johnson & Johnson	295,208	19,489,632
Novartis AG, ADR	95,295	5,473,745
Pfizer, Inc.	722,172	18,704,255
Wyeth	207,533	10,567,580

		77,873,322

INDUSTRIALS 5.8%
Aerospace & Defense 1.1%
Lockheed Martin Corp.	111,671	10,281,549
United Technologies Corp.	78,238	4,891,440

		15,172,989

Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	119,728	8,977,205

Commercial Services & Supplies 0.4%
Cintas Corp.	135,477	5,379,792

Industrial Conglomerates 2.3%
General Electric Co.	850,078	31,631,402

Machinery 1.4%
Deere & Co.	59,916	5,696,214
Pall Corp.	385,517	13,319,613

		19,015,827

INFORMATION TECHNOLOGY 12.6%
Communications Equipment 3.4%
Cisco Systems, Inc. *	838,303	22,910,821
QUALCOMM, Inc.	644,267	24,346,850

		47,257,671

Computers & Peripherals 1.3%
Dell, Inc. *	708,685	17,780,907

Internet Software & Services 1.9%
eBay, Inc. *	301,700	9,072,119
Google, Inc., Class A *	36,800	16,945,664

		26,017,783

IT Services 1.3%
Accenture, Ltd., Class A	258,874	9,560,217
Automatic Data Processing, Inc.	168,239	8,285,770

		17,845,987

Semiconductors & Semiconductor Equipment 2.1%
Altera Corp. *	508,886	10,014,876
Intel Corp.	602,369	12,197,972
Texas Instruments, Inc.	232,747	6,703,114

		28,915,962

Software 2.6%
Microsoft Corp.	542,126	16,187,883
Oracle Corp. *	1,095,806	18,782,115

		34,969,998

11

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 1.2%
Chemicals 0.8%
Air Products & Chemicals, Inc.	153,484	$10,786,856

Paper & Forest Products 0.4%
Weyerhaeuser Co.	83,348	5,888,536

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 1.1%
AT&T, Inc.	245,980	8,793,785
Verizon Communications, Inc.	160,535	5,978,323

		14,772,108

Wireless Telecommunication Services 1.1%
Alltel Corp.	114,380	6,917,703
Sprint Nextel Corp.	432,763	8,174,893

		15,092,596

UTILITIES 1.2%
Electric Utilities 0.8%
DPL, Inc.	208,831	5,801,325
Exelon Corp.	90,581	5,606,058

		11,407,383

Independent Power Producers & Energy Traders 0.4%
TXU Corp.	97,368	5,278,319

Total Common Stocks (cost $714,651,963)		959,548,448

MUTUAL FUND SHARES 0.5%
MFS Government Markets Income Trust	128,400	837,168
MFS Intermediate Income Trust	238,325	1,463,315
Putnam Master Intermediate Income Trust	209,500	1,344,990
Putnam Premier Income Trust	293,700	1,888,491
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	113,700	1,315,509

Total Mutual Fund Shares (cost $6,629,133)		6,849,473

	Principal Amount	Value

SHORT-TERM INVESTMENTS 4.5%
COMMERCIAL PAPER 2.0%
Chesham Finance, LLC, 5.38%, 01/02/2007 ρρ	$8,000,000	7,998,804
Ebbets Funding, LLC, 5.40%, 01/02/2007 ρρ	10,000,000	9,998,500
Ebury Finance, Ltd., 5.38%, 01/02/2007 ρρ	10,000,000	9,998,506

		27,995,810

REPURCHASE AGREEMENTS ^ 1.1%
Banc of America Securities, LLC., 5.35%, dated 12/29/2006, maturing 01/02/2007; maturity value $6,003,568 (1) ρρ	6,000,000	6,000,000
BNP Paribas Securities, 5.36%, dated 12/29/2006, maturing 01/02/2007; maturity value $5,002,979 (2) ρρ	5,000,000	5,000,000
Nomura Securities International, Inc., 5.36%, dated 12/29/2006, maturing 01/02/2007; maturity value $4,002,383 (3) ρρ	4,000,000	4,000,000

		15,000,000

12

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 1.4%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.27% ρ ρ q	887,804	$887,804
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.01% q ø ##	17,703,207	17,703,207

		18,591,011

Total Short-Term Investments (cost $61,586,821)		61,586,821

Total Investments (cost $1,175,800,880) 103.9%		1,425,053,873
Other Assets and Liabilities (3.9%)		(53,848,328)

Net Assets 100.0%		$1,371,205,545

#	When-issued or delayed delivery security
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ρ	All or a portion of this security is on loan.
*	Non-income producing security
ρρ	Represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at the period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
^	Collateralized by:
(1)

$679,217 Allstate Corp., 5.00%, 08/15/2014, value including accrued interest is $676,141; $1,712,531 Trans-Canada Pipeline, 9.90%, 01/01/2021, value including accrued interest is $2,383,859; $3,036,695 Bear Stearns Cos., 5.58%, 08/15/2011, value including accrued interest is $3,060,000.

(2)

$1,608,187 Hutchinson Whampoa International, 6.25%, 01/24/2014, value including accrued interest is $1,713,362; $1,666,667 Ingersol-Rand Co., 6.44%, 11/15/2027, value including accrued interest is $1,815,875; $1,584,938 PNC Funding Corp., 5.25%, 11/15/2015, value including accrued interest is $1,570,764.

(3)

$1,249,600 Banc of America Funding Corp., 6.14%, 09/20/2046, value including accrued interest is $1,173,564; $342,947 Banc of America Funding Corp., 6.24%, 09/20/2046, value including accrued interest is $336,142; $1,883,871 Citigroup Mortgage Loan Trust, Inc., 4.68%, 06/25/2035, value including accrued interest is $1,555,177; $1,000,000 Harborview Mortgage Loan Trust, 5.68%, 01/19/2036, value including accrued interest is $557,876; $471,920 Merrill Lynch Mortgage Investors Trust, 6.25%, 5/25/2036, value including accrued interest is $457,241.

Summary of Abbreviations

ADR	American Depository Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
HUF	Hungarian Forint
KRW	Republic of Korea Won
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced

On December 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,184,343,375. The gross unrealized appreciation and depreciation on securities based on tax cost was $257,415,818 and $16,705,320, respectively, with a net unrealized appreciation of $240,710,498.

At December 31, 2006, the Fund had forward foreign currency exchange contracts outstanding as follows:

13

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at December 31, 2006	In Exchange for U.S. $	Unrealized Gain
02/28/2007	6,844,367 EUR	9,056,118	9,000,000	56,118

Exchange Date	Contracts to Receive	U.S. Value at December 31, 2006	In Exchange for	U.S. Value at December 31, 2006	Unrealized Loss
03/01/2007	1,784,144 EUR	2,360,790	464,270,000 HUF	2,425,348	64,558

At December 31, 2006 the Fund had the following open total return swap agreements:

Expiration	Notional Amount	Counterparty	Description	Unrealized Gain
06/01/2007	$3,000,000	Citibank NA	Agreement dated 11/15/2006 to receive 20 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brother CMBS AAA 8.5+ yr Index which are multiplied by the notional amount	$5,981

14

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS

December 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 96.3%
CONSUMER DISCRETIONARY 13.8%
Diversified Consumer Services 0.8%
Steiner Leisure, Ltd. *	177,074	$8,056,867

Hotels, Restaurants & Leisure 5.2%
California Pizza Kitchen, Inc. *	215,500	7,178,305
Gaylord Entertainment Co. *	153,936	7,839,960
Penn National Gaming, Inc. *	200,100	8,328,162
Pinnacle Entertainment, Inc. *	251,400	8,331,396
Rare Hospitality International, Inc. *	197,561	6,505,684
Shuffle Master, Inc. * ρ	206,573	5,412,213
Texas Roadhouse, Inc., Class A *	513,100	6,803,706

		50,399,426

Leisure Equipment & Products 0.8%
Pool Corp. ρ	201,507	7,893,029

Multi-line Retail 0.8%
Conn’s, Inc. * ρ	307,900	7,164,833

Specialty Retail 5.2%
A.C. Moore Arts & Crafts, Inc. *	225,805	4,893,194
Children’s Place Retail Stores, Inc. *	107,800	6,847,456
Citi Trends, Inc. * ρ	164,200	6,508,888
DSW, Inc., Class A * ρ	189,900	7,324,443
Hibbett Sporting Goods, Inc. *	270,005	8,243,253
Monro Muffler Brake, Inc.	133,455	4,684,271
Stage Stores, Inc.	226,257	6,875,950
Tractor Supply Co. *	107,800	4,819,738

		50,197,193

Textiles, Apparel & Luxury Goods 1.0%
Carter’s, Inc. *	374,600	9,552,300

CONSUMER STAPLES 1.2%
Food & Staples Retailing 1.2%
Central European Distribution Corp. * ρ	187,249	5,561,295
United Natural Foods, Inc. *	169,300	6,081,256

		11,642,551

ENERGY 4.4%
Energy Equipment & Services 4.4%
Core Laboratories NV * ρ	81,300	6,585,300
Oceaneering International, Inc. *	190,600	7,566,820
Superior Energy Services, Inc. * ρ	316,450	10,341,586
Tetra Technologies, Inc. *	379,700	9,712,726
Universal Compression Holdings, Inc. *	128,300	7,968,713

		42,175,145

FINANCIALS 7.3%
Capital Markets 3.0%
Evercore Partners, Inc., Class A *	71,800	2,645,830
GFI Group, Inc. *	128,805	8,019,399
Greenhill & Co.	61,600	4,546,080
Investors Financial Services Corp.	115,700	4,936,919
Waddell & Reed Financial, Inc., Class A	323,300	8,845,488

		28,993,716

Commercial Banks 2.6%
Home BancShares, Inc. ρ	236,050	5,674,642
PrivateBancorp, Inc.	97,500	4,058,925

1

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Signature Bank *	246,300	$7,630,374
United Community Banks, Inc.	225,800	7,297,856

		24,661,797

Consumer Finance 1.7%
CompuCredit Corp. * ρ	215,500	8,579,055
Dollar Financial Corp. *	123,200	3,432,352
First Cash Financial Services, Inc. *	184,700	4,778,189

		16,789,596

HEALTH CARE 21.2%
Biotechnology 4.4%
Arena Pharmaceuticals, Inc. * ρ	282,205	3,643,267
BioMarin Pharmaceutical, Inc. *	364,300	5,970,877
Cubist Pharmaceuticals, Inc. *	189,900	3,439,089
Digene Corp. *	153,900	7,374,888
Human Genome Sciences, Inc. * ρ	395,100	4,915,044
Medarex, Inc. *	282,200	4,173,738
Myriad Genetics, Inc. *	179,600	5,621,480
OSI Pharmaceuticals, Inc. *	84,300	2,948,814
Regeneron Pharmaceuticals, Inc. *	230,900	4,634,163

		42,721,360

Health Care Equipment & Supplies 6.1%
AngioDynamics, Inc. * ρ	318,100	6,835,969
ArthroCare Corp. *	179,600	7,169,632
Hologic, Inc. *	236,000	11,158,080
Immucor, Inc. *	218,100	6,375,063
Meridian Bioscience, Inc.	241,200	5,916,636
NuVasive, Inc. *	241,149	5,570,542
Palomar Medical Technologies, Inc. * ρ	148,800	7,539,696
West Pharmaceutical Services, Inc.	164,200	8,411,966

		58,977,584

Health Care Providers & Services 6.8%
AMN Healthcare Services, Inc. *	328,400	9,044,136
HealthExtras, Inc. *	343,800	8,285,580
Pediatrix Medical Group, Inc. *	102,600	5,017,140
PSS World Medical, Inc. * ρ	233,900	4,568,067
Psychiatric Solutions, Inc. *	267,798	10,047,781
Sun Healthcare Group, Inc. *	543,900	6,869,457
Sunrise Senior Living, Inc. *	164,200	5,044,224
Symbion, Inc. *	374,600	6,933,846
VCA Antech, Inc. *	287,327	9,249,056

		65,059,287

Health Care Technology 0.7%
Allscripts Heathcare Solutions, Inc. * ρ	230,900	6,231,991

Life Sciences Tools & Services 1.2%
PAREXEL International Corp. *	174,500	5,055,265
Ventana Medical Systems, Inc. *	143,700	6,183,411

		11,238,676

Pharmaceuticals 2.0%
Cardiome Pharma Corp. *	502,847	5,606,744
Medicines Co. *	148,800	4,719,936
Medicis Pharmaceutical Corp., Class A ρ	169,300	5,947,509
MGI Pharma, Inc. *	174,500	3,212,545

		19,486,734

2

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 14.4%
Aerospace & Defense 3.5%
ARGON ST, Inc. *	370,174	$7,973,548
BE Aerospace, Inc. *	451,600	11,597,088
EDO Corp. ρ	169,300	4,019,182
Hexcel Corp. *	569,600	9,916,736

		33,506,554

Air Freight & Logistics 0.5%
EGL, Inc. *	151,150	4,501,247

Airlines 1.6%
AirTran Holdings, Inc. * ρ	692,700	8,132,298
SkyWest, Inc.	302,700	7,721,877

		15,854,175

Commercial Services & Supplies 1.5%
Advisory Board Co. *	128,300	6,869,182
Heidrick & Struggles International, Inc. *	174,500	7,391,820

		14,261,002

Construction & Engineering 1.4%
Quanta Services, Inc. * ρ	677,300	13,322,491

Electrical Equipment 0.8%
Power-One, Inc. *	1,044,250	7,602,140

Machinery 3.6%
ESCO Technologies, Inc. *	210,400	9,560,576
IDEX Corp.	187,300	8,879,893
Manitowoc Co.	169,300	10,061,499
RBC Bearings, Inc. *	225,800	6,471,428

		34,973,396

Road & Rail 0.1%
Heartland Express, Inc.	73,170	1,099,014

Trading Companies & Distributors 1.4%
Interline Brands, Inc. *	282,709	6,352,471
Williams Scotsman International, Inc. *	379,700	7,449,714

		13,802,185

INFORMATION TECHNOLOGY 28.4%
Communications Equipment 3.9%
Comtech Telecommunications Corp. *	309,000	11,763,630
F5 Networks, Inc. *	137,150	10,177,901
Foundry Networks, Inc. *	728,600	10,914,428
Sonus Networks, Inc. *	733,300	4,832,447

		37,688,406

Computers & Peripherals 0.9%
Stratasys, Inc. * ρ	269,378	8,461,163

Electronic Equipment & Instruments 1.1%
Benchmark Electronics, Inc. *	206,562	5,031,850
Color Kinetics, Inc. *	267,525	5,711,659
Maxwell Technologies, Inc. *	300	4,185

		10,747,694

Internet Software & Services 7.6%
aQuantive, Inc. *	282,200	6,959,052
Bankrate, Inc. * ρ	139,700	5,301,615
Equinix, Inc. * ρ	182,154	13,774,485
InterNAP Network Services Corp. * ρ	333,500	6,626,645

3

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services continued
Interwoven, Inc. *	379,700	$5,570,199
LivePerson, Inc. *	822,033	4,299,233
NIC, Inc. *	1,097,067	5,452,423
SAVVIS, Inc. *	261,700	9,345,307
SonicWALL, Inc. *	111,900	942,198
ValueClick, Inc. * ρ	415,100	9,808,813
Vocus, Inc. *	290,600	4,882,080

		72,962,050

IT Services 1.7%
eFunds Corp. *	415,774	11,433,785
MPS Group, Inc. *	384,800	5,456,464

		16,890,249

Semiconductors & Semiconductor Equipment 7.1%
ATMI, Inc. *	466,950	14,255,984
FormFactor, Inc. *	164,200	6,116,450
NetLogic Microsystems, Inc. *	184,700	4,006,143
PDF Solutions, Inc. *	584,003	8,438,843
Power Integrations, Inc. *	510,800	11,978,260
Rudolph Technologies, Inc. *	516,071	8,215,850
SiRF Technology Holdings, Inc. * ρ	170,100	4,340,952
Supertex, Inc. *	148,800	5,840,400
Trident Microsystems, Inc. *	261,700	4,757,706

		67,950,588

Software 6.1%
Agile Software Corp. *	299,350	1,841,003
Altiris, Inc. *	182,011	4,619,439
Blackboard, Inc. *	225,800	6,783,032
Bottomline Technologies, Inc. *	636,300	7,285,635
Concur Technologies, Inc. *	539,478	8,653,227
Micros Systems, Inc. *	159,102	8,384,675
Moldflow Corp. * +	155,350	2,157,812
Opsware, Inc. *	450,600	3,974,292
Quality Systems, Inc.	123,174	4,590,695
Transaction Systems Architects, Inc. *	333,500	10,862,095

		59,151,905

MATERIALS 1.9%
Chemicals 1.0%
Cytec Industries, Inc.	159,100	8,990,741

Metals & Mining 0.9%
AMCOL International Corp.	319,500	8,862,930

TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 2.7%
Cogent Communications Group, Inc. *	695,300	11,277,766
Time Warner Telecom, Inc. *	708,809	14,126,563
US LEC Corp. * ρ	60,058	559,140

		25,963,469

Wireless Telecommunication Services 1.0%
Leap Wireless International, Inc. *	159,100	9,461,677

Total Common Stocks (cost $750,395,732)		927,295,161

4

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Principal Amount	Value

SHORT-TERM INVESTMENTS 16.6%
COMMERCIAL PAPER 4.1%
Chesham Finance, LLC, 5.38%, 01/02/2007 ρρ	$9,994,022	$9,998,506
Ebbets Funding, LLC, 5.40%, 01/02/2007 ρρ	9,994,000	9,998,500
Hannover Funding Co., 5.37%, 01/02/2007 ρρ	9,504,326	9,508,582
La Fayette Asset Securitization, LLC, 5.37%, 01/02/2007 ρρ	9,994,033	9,998,508

		39,504,096

REPURCHASE AGREEMENTS ^ 9.0%
Barclays plc, 5.36%, dated 12/29/2006, maturing 01/02/2007, maturity value $5,002,978 (1) ρρ	5,000,000	5,000,000
BNP Paribas SA, 5.36%, dated 12/29/2006, maturing 01/02/2007, maturity value $1,000,596 (2) ρρ	1,000,000	1,000,000
Credit Suisse First Boston, LLC, 5.35%, dated 12/29/2006, maturing 01/02/2007, maturity value $10,005,944 (3) ρρ	10,000,000	10,000,000
Deutsche Bank AG, 5.36%, dated 12/29/2006, maturing 01/02/2007, maturity value $7,004,169 (4) ρρ	7,000,000	7,000,000
Dresdner Kleinwort Wasserstein, LLC, 5.36%, dated 12/29/2006, maturing 01/02/2007, maturity value $14,008,338 (5) ρρ	14,000,000	14,000,000
Greenwich Capital Markets, Inc., 5.36%, dated 12/29/2006, maturing 01/02/2007, maturity value $25,014,889 (6) ρρ	25,000,000	25,000,000
JPMorgan Chase & Co., 5.34%, dated 12/29/2006, maturing 01/02/2007, maturity value $24,014,240 (7) ρρ	24,000,000	24,000,000

		86,000,000

	Shares	Value

MUTUAL FUND SHARES 3.5%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.27% q ρρ	182,936	182,936
Evergreen Institutional Money Market Fund, Class I, 5.24% q ø	33,551,662	33,551,662

		33,734,598

Total Short-Term Investments (cost $159,238,694)		159,238,694

Total Investments (cost $909,634,426) 112.9%		1,086,533,855
Other Assets and Liabilities (12.9%)		(123,981,183)

Net Assets 100.0%		$962,552,672

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
ρρ	Represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
Ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

5

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

^ Collateralized by:

(1)

$1,708,804 Bear Stearns Adjustable Rate Mtge. Trust, FRN, 5.97%, 2/25/2036, value including accrued interest is $1,379,718; $2,989,785 Rohm & Haas Co., 7.85%, 7/15/2029, value including accrued interest is $3,720,282.

(2)

$321,637 Hutchison Whampoa International, 6.25%, 1/24/2014, value including accrued interest is $342,672; $333,333 Ingersoll Rand Co., Ltd., 6.44%, 11/15/2027, value including accrued interest is $363,175; $316,988 PNC Funding Corp., 5.25%,11/15/2015, value including accrued interest is $314,153.

(3)

$692,000 Detroit Edison Co., 5.40% to 6.125%, 10/01/2010 to 8/01/2014, value including accrued interest is $704,856; $22,000 Duke Energy Corp., 6.25%, 1/15/2012, value including accrued interest is $23,554; $400,000 Genworth Financial, Inc., FRN, 6.15%, 11/15/2066, value including accrued interest is $402,979; $2,000,000 Glitnir Banki Corp., FRN, 7.45%, 9/14/2016 144A, value including accrued interest is $2,153,247; $50,000 Keycorp Capital III Corp., 7.75%, 7/15/2029, value including accrued interest is $60,670; $5,000,000 Lincoln National Corp., FRN, 7.00%, 5/17/2066, value including accrued interest is $5,305,450; $300,000 Mid American Funding, LLC, 6.93%, 3/01/2029, value including accrued interest is $340,229; $92,000 Motorola, Inc., 8.00%, 11/01/2011, value including accrued interest is $103,082; $40,000 PSI Energy, Inc., 8.00%, 7/15/2009, value including accrued interest is $42,360; $456,800 Pemex Finance, Ltd., 8.02% to 9.03%, 5/15/2007 to 2/15/2011, value including accrued interest is $83,777; $500,000 Transocean, Inc., 7.45%, 4/15/2027, value including accrued interest is $564,835; $500,000 Wisconsin Energy Corp., 6.50%, 4/01/2011, value including accrued interest is $415,620.

(4)

$273,537 Residential Accredit Loans, Inc., Ser. 2006-QS6, Class 1A8, 6.00%, 6/25/2036, value including accrued interest is $273,537; $7,103,654 Toyota Motor Credit Corp., FRN, 4.31%, 2/05/2016, value including accrued interest is $6,866,463.

(5)

$22,008,000 Impac CMB Trust, Ser. 2004-6, Class 1A1, FRN, 5.75%, 10/25/2034, value including accrued interest is $5,806,165; $1,411,200 Jasper CLO, Ltd., Ser. 2005-1A, Class C, FRN, 6.27%, 8/01/2017 144A, value including accrued interest is $1,413,249; $6,160,000 Lightpoint CLO, Ltd., Ser. 2004-1A, Class X, FRN, 5.25%, 2/15/2014 144A, value including accrued interest is $4,171,510; $2,889,600 Manasquan CDO, Ltd., FRN, 6.12%, 12/30/2045, value including accrued interest is $2,890,179.

(6)

$1,100,000 Alcan, Inc., 5.00% to 5.75%, 1/15/2014 to 6/01/2035, value including accrued interest is $1,064,838; $619,500 Duke Energy Corp., 5.625% to 6.25%, 1/15/2012 to 12/01/2028, value including accrued interest is $627,924; $15,000 FPL Group Capital, Inc., FRN, 6.35%, 10/01/2066, value including accrued interest is $15,489; $1,020,000 Genworth Financial, Inc., FRN, 6.15%, 11/15/2066, value including accrued interest is $1,027,596; $2,643,500 Kellogg Co., 2.875% to 6.60%, 6/01/2008 to 4/01/2011, value including accrued interest is $2,714,822; $200,000 Lockheed Martin Corp., 7.65%, 5/01/2016, value including accrued interest is $231,074; $375,000 National Grid plc, 6.30%, 8/01/2016, value including accrued interest is $385,172; $375,000 Popular North America, Inc., 3.875%, 10/01/2008, value including accrued interest is $368,621; $9,067,500 Ryder System, Inc., 5.85% to 5.95%, 5/02/2011 to 11/01/2016, value including accrued interest is $8,999,403; $5,617,500 Safeco Corp., 4.20%, 2/01/2008, value including accrued interest is $5,638,884; $4,499,000 Wellpoint, Inc., 3.75%, 12/14/2007, value including accrued interest is $4,428,636.

(7)	$9,680,160 George Street Finance, LLC, 0.00%, 1/23/2007, value is $9,644,766; $14,846,400 Zane Funding, LLC, 0.00%, 1/03/2007, value is $14,835,500.

Summary of Abbreviations

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Notes

On December 31, 2006, the aggregate cost of securities for federal income tax purposes was $912,210,163. The gross unrealized appreciation and depreciation on securities based on tax cost was $187,116,418 and $12,792,726, respectively, with a net unrealized appreciation of $174,323,692.

6

EVERGREEN LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS

December 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 9.8%
Hotels, Restaurants & Leisure 1.4%
Brinker International, Inc.	470,623	$14,193,990
Darden Restaurants, Inc.	338,503	13,597,665

		27,791,655

Media 4.6%
DIRECTV Group, Inc. * ρ	669,942	16,708,353
Meredith Corp.	102,537	5,777,960
Omnicom Group, Inc.	199,729	20,879,670
Time Warner, Inc.	1,130,588	24,624,207
Walt Disney Co.	607,240	20,810,115

		88,800,305

Multi-line Retail 3.2%
Family Dollar Stores, Inc.	370,745	10,873,951
J.C. Penney Co., Inc.	258,243	19,977,679
Nordstrom, Inc.	351,722	17,353,963
Target Corp.	265,423	15,142,382

		63,347,975

Specialty Retail 0.6%
Office Depot, Inc. *	286,624	10,940,438

CONSUMER STAPLES 9.6%
Beverages 2.0%
Coca-Cola Enterprises, Inc.	845,673	17,268,643
Molson Coors Brewing Co., Class B	125,961	9,628,459
PepsiCo, Inc.	194,373	12,158,031

		39,055,133

Food & Staples Retailing 2.8%
Kroger Co.	671,642	15,494,781
Safeway, Inc. ρ	397,589	13,740,676
Wal-Mart Stores, Inc.	533,606	24,641,925

		53,877,382

Food Products 0.7%
Archer Daniels Midland Co.	417,612	13,346,879

Household Products 1.9%
Energizer Holdings, Inc. *	234,260	16,630,117
Procter & Gamble Co.	326,506	20,984,541

		37,614,658

Tobacco 2.2%
Altria Group, Inc.	322,970	27,717,285
Reynolds American, Inc.	249,082	16,307,399

		44,024,684

ENERGY 9.4%
Energy Equipment & Services 0.6%
Nabors Industries, Ltd. *	426,974	12,715,286

Oil, Gas & Consumable Fuels 8.8%
Chevron Corp.	418,437	30,767,673
ConocoPhillips	427,595	30,765,460
Exxon Mobil Corp.	944,430	72,371,671
Marathon Oil Corp.	206,252	19,078,310
Valero Energy Corp.	350,221	17,917,306

		170,900,420

1

EVERGREEN LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 22.3%
Capital Markets 4.9%
Bear Stearns Cos.	88,004	$14,325,291
Goldman Sachs Group, Inc.	152,720	30,444,732
Lehman Brothers Holdings, Inc. ρ	251,815	19,671,788
Merrill Lynch & Co., Inc.	222,872	20,749,383
Morgan Stanley	128,206	10,439,815

		95,631,009

Commercial Banks 1.7%
National City Corp.	248,114	9,071,048
U.S. Bancorp ρ	279,357	10,109,929
Wells Fargo & Co.	403,614	14,352,514

		33,533,491

Diversified Financial Services 7.2%
Bank of America Corp.	845,996	45,167,727
CIT Group, Inc.	272,812	15,214,725
Citigroup, Inc.	885,289	49,310,597
JPMorgan Chase & Co.	639,784	30,901,567

		140,594,616

Insurance 5.4%
ACE, Ltd.	254,342	15,405,495
Allstate Corp.	296,441	19,301,274
American International Group, Inc.	276,879	19,841,149
Chubb Corp.	179,720	9,508,985
MetLife, Inc. ρ	174,789	10,314,299
SAFECO Corp.	153,542	9,604,052
St. Paul Travelers Companies, Inc.	371,461	19,943,741

		103,918,995

Real Estate Investment Trusts 1.0%
ProLogis	119,474	7,260,435
Simon Property Group, Inc.	112,710	11,416,396

		18,676,831

Thrifts & Mortgage Finance 2.1%
Countrywide Financial Corp.	327,882	13,918,591
Freddie Mac	126,637	8,598,652
MGIC Investment Corp.	153,549	9,602,955
PMI Group, Inc.	195,936	9,242,301

		41,362,499

HEALTH CARE 11.9%
Biotechnology 1.9%
Amgen, Inc. *	361,807	24,715,036
Biogen Idec, Inc. *	265,108	13,040,663

		37,755,699

Health Care Equipment & Supplies 1.2%
Baxter International, Inc.	226,017	10,484,929
Becton Dickinson & Co.	170,195	11,939,179

		22,424,108

Health Care Providers & Services 2.1%
Aetna, Inc.	220,283	9,511,820
CIGNA Corp.	122,608	16,131,535
McKesson Corp.	291,126	14,760,088

		40,403,443

2

EVERGREEN LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific, Inc. *	364,962	$16,529,129

Pharmaceuticals 5.9%
Johnson & Johnson	404,684	26,717,238
Merck & Co., Inc.	518,815	22,620,334
Pfizer, Inc.	1,553,239	40,228,890
Watson Pharmaceuticals, Inc. *	311,642	8,112,041
Wyeth	324,343	16,515,545

		114,194,048

INDUSTRIALS 10.8%
Aerospace & Defense 2.2%
Lockheed Martin Corp.	258,116	23,764,740
Northrop Grumman Corp.	269,402	18,238,516

		42,003,256

Commercial Services & Supplies 0.8%
Manpower, Inc.	222,882	16,700,548

Industrial Conglomerates 2.0%
General Electric Co.	1,043,170	38,816,356

Machinery 4.3%
Caterpillar, Inc.	319,248	19,579,480
Cummins, Inc.	84,167	9,946,856
Eaton Corp.	145,017	10,896,577
Ingersoll-Rand Co., Ltd., Class A	286,394	11,206,597
Paccar, Inc. ρ	316,423	20,535,853
Parker Hannifin Corp.	141,043	10,843,386

		83,008,749

Road & Rail 1.5%
Burlington Northern Santa Fe Corp.	179,338	13,236,938
Ryder System, Inc.	311,577	15,909,121

		29,146,059

INFORMATION TECHNOLOGY 15.2%
Communications Equipment 1.9%
Cisco Systems, Inc. *	816,450	22,313,578
Motorola, Inc.	469,828	9,659,664
QUALCOMM, Inc.	132,300	4,999,617

		36,972,859

Computers & Peripherals 4.8%
Apple Computer, Inc. *	106,929	9,071,856
Dell, Inc. *	534,858	13,419,587
Hewlett-Packard Co.	647,854	26,685,106
International Business Machines Corp.	339,063	32,939,971
Lexmark International, Inc., Class A *	142,474	10,429,097

		92,545,617

Electronic Equipment & Instruments 0.2%
Jabil Circuit, Inc.	200,946	4,933,224

Internet Software & Services 0.3%
Google, Inc., Class A *	13,018	5,994,529

IT Services 1.8%
Accenture, Ltd., Class A	243,594	8,995,926
Affiliated Computer Services, Inc., Class A *	134,432	6,565,659

3

EVERGREEN LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services continued
Computer Sciences Corp. *	171,508	$9,153,382
Fiserv, Inc. *	197,549	10,355,519

		35,070,486

Office Electronics 0.3%
Xerox Corp. *	363,153	6,155,443

Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc. *	148,162	3,015,097
Intel Corp.	619,866	12,552,286
LSI Logic Corp. *	559,094	5,031,846
MEMC Electronic Materials, Inc. *	166,670	6,523,464
Novellus Systems, Inc. *	151,897	5,228,295
NVIDIA Corp. *	139,047	5,146,129
Texas Instruments, Inc.	249,619	7,189,027

		44,686,144

Software 3.6%
Cadence Design Systems, Inc. *	405,560	7,263,580
Microsoft Corp.	1,534,151	45,809,749
Oracle Corp. *	973,237	16,681,282

		69,754,611

MATERIALS 2.6%
Chemicals 0.7%
Lyondell Chemical Co.	514,601	13,158,348

Metals & Mining 1.3%
Phelps Dodge Corp.	119,795	14,341,857
United States Steel Corp.	147,036	10,754,213

		25,096,070

Paper & Forest Products 0.6%
International Paper Co.	339,647	11,581,963

TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 3.6%
AT&T, Inc. ρ	925,874	33,099,995
BellSouth Corp.	203,964	9,608,744
CenturyTel, Inc.	179,795	7,849,850
Verizon Communications, Inc.	517,258	19,262,688

		69,821,277

UTILITIES 3.7%
Electric Utilities 1.4%
American Electric Power Co., Inc.	258,236	10,995,689
FirstEnergy Corp.	267,759	16,145,867

		27,141,556

Independent Power Producers & Energy Traders 0.8%
Dynegy, Inc., Class A *	533	3,859
TXU Corp.	282,857	15,333,678

		15,337,537

Multi-Utilities 1.5%
CenterPoint Energy, Inc.	851,321	14,114,902
PG&E Corp. ρ	312,948	14,811,829

		28,926,731

Total Common Stocks (cost $1,305,511,018)		1,924,290,046

4

EVERGREEN LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Principal Amount	Value

SHORT-TERM INVESTMENTS 6.1%
COMMERCIAL PAPER 0.6%
Bavaria Corp., 5.35%, 01/25/2007 ρρ	$4,978,250	$4,982,000
Ebury Finance, Ltd., 5.38%, 01/02/2007 ρρ	5,996,413	5,999,103

		10,981,103

CORPORATE BONDS 0.5%
Diversified Financial Services 0.5%
Links Finance, LLC, FRN 5.37%, 01/25/2007 ρρ	8,999,550	9,000,317

REPURCHASE AGREEMENTS ^ 3.9%
Banc of America Securities, LLC, 5.35%, dated 12/29/2006, maturing 01/02/2007, maturity value $5,002,972 (1) ρρ	5,000,000	5,000,000
BNP Paribas SA, 5.36%, dated 12/29/2006, maturing 01/02/2007, maturity value $11,907,087 (2) ρρ	11,900,000	11,900,000
Cantor Fitzgerald & Co., 5.36%, dated 12/29/2006, maturing 01/02/2007, maturity value $18,010,720 (3) ρρ	18,000,000	18,000,000
Credit Suisse First Boston, LLC, 5.35%, dated 12/29/2006, maturing 01/02/2007, maturity value $5,002,972 (4) ρρ	5,000,000	5,000,000
Deutsche Bank AG, 5.36%, dated 12/29/2006, maturing 01/02/2007, maturity value $17,210,244 (5) ρρ	17,200,000	17,200,000
Dresdner Kleinwort Wasserstein, LLC, 5.36%, dated 12/29/2006, maturing 01/02/2007, maturity value $11,006,551 (6) ρρ	11,000,000	11,000,000
JPMorgan Chase & Co., 5.34%, dated 12/29/2006, maturing 01/02/2007, maturity value $4,002,373 (7) ρρ	4,000,000	4,000,000
Nomura Securities International, Inc., 5.36%, dated 12/29/2006, maturing 01/02/2007, maturity value $4,502,680 (8) ρρ	4,500,000	4,500,000

		76,600,000

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
4.87%, 03/01/2007 ƒ †	1,400,000	1,389,205
4.96%, 02/08/2007 ƒ †	1,000,000	995,040

		2,384,245

	Shares	Value

MUTUAL FUND SHARES 1.0%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.27% q ρρ	487,945	487,945
Evergreen Institutional Money Market Fund, Class I, 5.24% q ø	19,523,827	19,523,827

		20,011,772

Total Short-Term Investments (cost $ 118,977,437)		118,977,437

Total Investments (cost $ 1,424,488,455) 105.0%		2,043,267,483
Other Assets and Liabilities (5.0%)		(97,202,956)

Net Assets 100.0%		$1,946,064,527

*	Non-income producing security
ρ	All or a portion of this security is on loan.
ρρ	Represents investment of cash collateral received from securities on loan.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
^	Collateralized by:
(1)

$566,014 Allstate Corp., 6.25%, 8/15/2014, value including accrued interest is $563,451; $1,427,110 TransCanada Pipeline, 6.44%, 1/1/2021, value including accrued interest is $1,986,549; $2,530,579 Bear Stearns Cos., 5.25%, 8/15/2011, value including accrued interest is $2,550,000.

(2)

$3,827,484 Hutchison Whampoa International, 6.25%, 1/24/2014, value including accrued interest is $4,077,801; $3,966,667 Ingersoll Rand Co., Ltd., 6.44%, 11/15/2027, value including accrued interest is $4,321,782; $3,772,153 PNC Funding Corp., 5.25%, 11/15/2015, value including accrued interest is $3,738,418.

(3)	$12,564,000 Greenpoint Mortgage Funding Trust, Ser. 2005-AR4, 6.28%, 10/25/2045, value including accrued interest is $9,249,983; $1,325,520

5

EVERGREEN LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

Greenpoint Mortgage Funding Trust, Ser. 2006-AR3, 5.53%, 9/25/2035, value including accrued interest is $1,230,811; $2,418,840 Harborview Mortgage Loan Trust, Ser. 2006-CB, 6.20%, 3/25/2036, value including accrued interest is $2,430,558; $8,870,400 Harborview Mortgage Loan Trust, Ser. 2005-7, 6.35%, 6/19/2045, value including accrued interest is $5,448,664.

(4)

$346,000 Detroit Edison Co., 5.40% to 6.125%, 10/01/2010 to 8/01/2014, value including accrued interest is $352,428; $11,000 Duke Energy Corp., 6.25%, 1/15/2012, value including accrued interest is $11,777; $200,000 Genwort Financial, Inc., FRN, 6.15%, 11/15/2066, value including accrued interest is $201,489; $1,000,000 Glitnir Banki Corp., FRN, 7.45%, 9/14/2016, value including accrued interest is $1,076,623; $25,000 Keycorp Capital III Corp., 7.75%, 7/15/2029, value including accrued interest is $30,335; $2,500,000 Lincoln National Corp., FRN, 7.00%, 5/17/2066, value including accrued interest is $2,652,725; $150,000 Mid American Funding, LLC, 6.93%, 3/01/2029, value including accrued interest is $170,114; $46,000 Motorola, Inc., 8.00%, 11/01/2011, value including accrued interest is $51,541; $20,000 PSI Energy, Inc., 8.00%, 7/15/2009, value including accrued interest is $21,180; $228,400 Pemex Finance, Ltd., 8.02% to 9.03%, 5/15/2007 to 2/15/2011, value including accrued interest is $41,889; $250,000 Transocean, Inc., 7.45%, 4/15/2027, value including accrued interest is $282,418; $200,000 Wisconsin Energy Corp., 6.50%, 4/01/2011, value including accrued interest is $207,810.

(5)

$672,120 Residential Accredit Loans, Inc., Ser. 2006-QS6, Class 1A8, 6.00%, 6/25/2036, value including accrued interest is $672,120; $17,454,692 Toyota Motor Credit Corp., FRN, 4.31%, 2/05/2016, value including accrued interest is $16,871,880.

(6)

$17,292,000 Impac CMB Trust, Ser. 2004-6, Class 1A1, FRN, 5.75%, 10/25/2034, value including accrued interest is $4,561,987; $1,108,800 Jasper CLO, Ltd., Ser. 2005-1A, Class C, FRN, 6.27%, 8/01/2017, value including accrued interest is $1,110,410; $4,840,000 Lightpoint CLO, Ltd., Ser. 2004-1A, Class X, FRN, 5.25%, 2/15/2014, value including accrued interest is $3,277,615; $2,270,400 Manasquan CDO, Ltd., FRN, 6.12%, 12/30/2045, value including accrued interest is $2,270,855.

(7)

$1,613,360 George Street Finance, LLC, 0.00%, 1/23/2007, value is $1,607,461; $2,474,400 Zane Funding, LLC, 0.00%, 1/03/2007, value is $2,472,583. (8) $1,405,800 Banc of America Funding Corp., 6.14%, 09/20/2046, value including accrued interest is $1,320,260; $385,815 Banc of America Funding Corp., 6.24%, 09/20/2046, value including accrued interest is $378,160; $2,119,355 Citigroup Mortgage Loan Trust, 4.68%, 06/25/2035, value including accrued interest is $1,749,574; $1,125,000 Harborview Mortgage Loan Trust, 5.68%, 01/19/2036, value including accrued interest is $627,610; $530,910 Merrill Lynch Investors Trust, 6.25%, 05/25/2036, value including accrued interest is $514,396.

(8)

$1,405,800 Banc of America Funding Corp., 6.14%, 09/20/2046, value including accrued interest is $1,320,260; $385,815 Banc of America Funding Corp., 6.24%, 09/20/2046, value including accrued interest is $378,160; $2,119,355 Citigroup Mortgage Loan Trust, 4.68%, 06/25/2035, value including accrued interest is $1,749,574; $1,125,000 Harborview Mortgage Loan Trust, 5.68%, 01/19/2036, value including accrued interest is $627,610; $530,910 Merrill Lynch Investors Trust, 6.25%, 05/25/2036, value including accrued interest is $514,396.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note

At December 31, 2006, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at December 31, 2006	Unrealized Gain

March 2007	23 S&P 500 Index	$8,166,611	$8,213,300	$46,689

On December 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,426,521,427. The gross unrealized appreciation and depreciation on securities based on tax cost was $627,278,802 and $10,532,746, respectively, with a net unrealized appreciation of $616,746,056.

6

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS
December 31, 2006 (unaudited)
	Shares	Value
COMMON STOCKS 99.4%
CONSUMER DISCRETIONARY 13.5%
Diversified Consumer Services 2.8%
Apollo Group, Inc., Class A *	280,500	$10,931,085
Hotels, Restaurants & Leisure 1.2%
Carnival Corp.	74,019	3,630,632
OSI Restaurant Partners, Inc.	24,500	960,400
		4,591,032
Internet & Catalog Retail 4.1%
Amazon.com, Inc. *	406,091	16,024,351
Media 3.4%
Omnicom Group, Inc.	125,716	13,142,350
Multi-line Retail 0.6%
Target Corp.	39,200	2,236,360
Specialty Retail 1.4%
Best Buy Co., Inc.	110,131	5,417,344
CONSUMER STAPLES 10.7%
Beverages 4.4%
Coca-Cola Co.	263,866	12,731,535
Diageo plc, ADR	58,140	4,611,083
		17,342,618
Food & Staples Retailing 3.4%
Wal-Mart Stores, Inc.	283,501	13,092,076
Household Products 2.9%
Procter & Gamble Co.	176,673	11,354,774
ENERGY 2.0%
Oil, Gas & Consumable Fuels 2.0%
Chevron Corp.	54,400	4,000,032
ConocoPhillips	54,430	3,916,239
		7,916,271
FINANCIALS 9.4%
Capital Markets 1.6%
Legg Mason, Inc.	62,700	5,959,635
Diversified Financial Services 4.5%
Citigroup, Inc.	314,197	17,500,773
Insurance 3.3%
Marsh & McLennan Cos.	421,687	12,928,923
HEALTH CARE 19.7%
Biotechnology 6.9%
Amgen, Inc. *	198,020	13,526,746
Biogen Idec, Inc. *	269,655	13,264,329
		26,791,075
Health Care Equipment & Supplies 7.9%
Medtronic, Inc.	221,217	11,837,322
St. Jude Medical, Inc. *	254,080	9,289,165
Zimmer Holdings, Inc. *	124,019	9,720,609
		30,847,096
Pharmaceuticals 4.9%
Abbott Laboratories	20,019	975,126
Bristol-Myers Co.	465,292	12,246,485
Johnson & Johnson	23,396	1,544,604
Pfizer, Inc.	164,100	4,250,190
		19,016,405

1

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS continued
December 31, 2006 (unaudited)
	Shares	Value
COMMON STOCKS continued
INDUSTRIALS 7.7%
Aerospace & Defense 0.5%
United Technologies Corp.	30,345	$1,897,170
Industrial Conglomerates 5.5%
General Electric Co.	166,987	6,213,586
Tyco International, Ltd.	494,617	15,036,357
		21,249,943
Machinery 1.7%
Pall Corp.	193,977	6,701,905
INFORMATION TECHNOLOGY 35.7%
Communications Equipment 6.2%
Cisco Systems, Inc. *	465,500	12,722,115
QUALCOMM, Inc.	304,158	11,494,131
		24,216,246
Computers & Peripherals 5.4%
Dell, Inc. *	472,136	11,845,892
Lexmark International, Inc., Class A *	124,522	9,115,011
		20,960,903
Internet Software & Services 6.9%
eBay, Inc. *	474,543	14,269,508
Google, Inc., Class A *	26,980	12,423,750
		26,693,258
IT Services 2.0%
Affiliated Computer Services, Inc., Class A *	77,048	3,763,024
Automatic Data Processing, Inc.	84,893	4,180,980
		7,944,004
Semiconductors & Semiconductor Equipment 7.5%
Altera Corp. *	647,314	12,739,140
Intel Corp.	639,070	12,941,167
Texas Instruments, Inc.	121,291	3,493,181
		29,173,488
Software 7.7%
Microsoft Corp.	519,699	15,518,212
Oracle Corp. *	849,428	14,559,196
		30,077,408
TELECOMMUNICATION SERVICES 0.7%
Wireless Telecommunication Services 0.7%
Sprint Nextel Corp.	139,100	2,627,599
Total Common Stocks (cost $343,551,259)	.	386,634,092
SHORT-TERM INVESTMENTS 0.7%
MUTUAL FUND SHARES 0.7%
Evergreen Institutional U.S. Government Money Market Fund,
Class I, 5.01% q ø (cost $2,663,717)	2,663,717	2,663,717
Total Investments (cost $346,214,976) 100.1%		389,297,809
Other Assets and Liabilities (0.1%)		(357,965)
Net Assets 100.0%		$388,939,844

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

2

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS continued
December 31, 2006 (unaudited)

Summary of Abbreviations

ADR	American Depository Receipt

On December 31, 2006, the aggregate cost of securities for federal income tax purposes was $346,214,976. The gross unrealized appreciation and depreciation on securities based on tax cost was $45,912,342 and $2,829,509, respectively, with a net unrealized appreciation of $43,082,833.

3

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS

December 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 98.0%
CONSUMER DISCRETIONARY 27.9%
Diversified Consumer Services 1.8%
Strayer Education, Inc.	110,900	$11,760,945
Hotels, Restaurants & Leisure 4.9%
International Game Technology	314,700	14,539,140
Panera Bread Co., Class A *	112,000	6,261,920
Yum! Brands, Inc.	183,800	10,807,440
		31,608,500
Household Durables 4.5%
Garmin, Ltd. ρ	268,500	14,944,710
Newell Rubbermaid, Inc.	472,200	13,670,190
		28,614,900
Media 2.3%
Lamar Advertising Co., Class A *	229,400	15,000,466
Multi-line Retail 2.1%
Family Dollar Stores, Inc.	447,100	13,113,443
Specialty Retail 9.5%
Abercrombie & Fitch Co., Class A	190,600	13,271,478
American Eagle Outfitters, Inc. ρ	542,550	16,932,985
Claire’s Stores, Inc.	513,800	17,027,332
GameStop Corp., Class A * ρ	239,700	13,209,867
		60,441,662
Textiles, Apparel & Luxury Goods 2.8%
Coach, Inc. *	423,022	18,173,025
CONSUMER STAPLES 1.6%
Food & Staples Retailing 1.6%
United Natural Foods, Inc. *	287,953	10,343,272
ENERGY 5.5%
Energy Equipment & Services 2.5%
Diamond Offshore Drilling, Inc. ρ	91,100	7,282,534
National Oilwell Varco, Inc. *	145,400	8,895,572
		16,178,106
Oil, Gas & Consumable Fuels 3.0%
Chesapeake Energy Corp. ρ	188,100	5,464,305
Southwestern Energy Co. *	174,900	6,130,245
Ultra Petroleum Corp. *	66,100	3,156,275
XTO Energy, Inc.	93,500	4,399,175
		19,150,000
FINANCIALS 6.4%
Capital Markets 2.2%
Affiliated Managers Group, Inc. * ρ	135,749	14,271,292
Commercial Banks 0.9%
Zions Bancorp	72,500	5,976,900
Diversified Financial Services 0.8%
Nasdaq Stock Market, Inc. *	164,600	5,068,034
Insurance 0.9%
W.R. Berkley Corp.	166,850	5,757,993
Real Estate Management & Development 1.6%
Forest City Enterprises, Inc., Class A	171,989	10,044,158

1

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 12.2%
Biotechnology 3.7%
Celgene Corp. *	139,700	$8,036,941
Cephalon, Inc. * ρ	140,900	9,920,769
Vertex Pharmaceuticals, Inc. *	150,100	5,616,742
		23,574,452
Health Care Equipment & Supplies 4.1%
C.R. Bard, Inc.	171,400	14,221,058
Hologic, Inc. *	248,000	11,725,440
		25,946,498
Health Care Providers & Services 2.2%
DaVita, Inc. *	250,500	14,248,440
Pharmaceuticals 2.2%
Allergan, Inc.	118,500	14,189,190
INDUSTRIALS 15.3%
Airlines 1.0%
JetBlue Airways Corp. * ρ	472,700	6,712,340
Commercial Services & Supplies 2.2%
Monster Worldwide, Inc. *	305,100	14,229,864
Electrical Equipment 1.9%
Roper Industries, Inc.	240,700	12,092,768
Industrial Conglomerates 1.8%
McDermott International, Inc. *	220,400	11,209,544
Machinery 6.7%
AGCO Corp. *	204,400	6,324,136
ITT Corp.	243,600	13,841,352
Manitowoc Co.	245,300	14,578,179
Terex Corp. *	122,500	7,911,050
		42,654,717
Road & Rail 1.7%
Landstar System, Inc.	281,700	10,755,306
INFORMATION TECHNOLOGY 21.7%
Communications Equipment 5.2%
F5 Networks, Inc. *	236,400	17,543,244
Redback Networks, Inc. * ρ	251,700	6,277,398
Sonus Networks, Inc. *	1,376,322	9,069,962
		32,890,604
Computers & Peripherals 2.1%
Network Appliance, Inc. *	345,700	13,579,096
Electronic Equipment & Instruments 1.0%
Amphenol Corp., Class A	101,200	6,282,496
Internet Software & Services 2.4%
Akamai Technologies, Inc. *	291,500	15,484,480
IT Services 4.1%
Alliance Data Systems Corp. *	218,600	13,655,942
Cognizant Technology Solutions Corp., Class A *	162,500	12,538,500
		26,194,442
Semiconductors & Semiconductor Equipment 2.8%
Intersil Corp., Class A	489,000	11,696,880
SiRF Technology Holdings, Inc. * ρ	249,700	6,372,344
		18,069,224

2

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 4.1%
Amdocs, Ltd.	318,700	$12,349,625
Autodesk, Inc. *	337,600	13,659,296
		26,008,921
MATERIALS 2.1%
Chemicals 2.1%
Mosaic Co.	611,500	13,061,640
TELECOMMUNICATION SERVICES 5.3%
Wireless Telecommunication Services 5.3%
Leap Wireless International, Inc. *	343,914	20,452,566
NII Holdings, Inc., Class B *	212,732	13,708,450
		34,161,016
Total Common Stocks (cost $473,168,380)		626,847,734

	Principal Amount	Value

SHORT-TERM INVESTMENTS 14.1%
COMMERCIAL PAPER 2.0%
Bavaria Trust Corp., 5.35%, 01/02/2007 ρρ	$9,964,333	9,985,139
Ebury Finance, LLC, 5.38%, 01/02/2007 ρρ	2,998,207	2,999,552
		12,984,691
CORPORATE BONDS 1.3%
Capital Markets 0.8%
Goldman Sachs Group, Inc., FRN, 5.47%, 12/28/2007 ρρ	5,004,970	5,003,346
Diversified Financial Services 0.5%
Links Finance, LLC, FRN, 5.37%, 01/25/2007 ρρ	2,999,850	3,000,106
		8,003,452
REPURCHASE AGREEMENTS ‡ 8.8%
Banc of America Securities, LLC, 5.35%, dated 12/29/2006, maturing 01/02/2007, maturity value $21,012,484 ρρ (1)	21,000,000	21,000,000
BNP Paribas SA, 5.36%, dated 12/29/2006, maturing 01/02/2007, maturity value $7,004,168 ρρ (2)	7,000,000	7,000,000
Cantor Fitzgerald & Co., 5.36%, dated 12/29/2006, maturing 01/02/2007, maturity value $7,004,168 ρρ (3)	7,000,000	7,000,000
Credit Suisse First Boston Corp., 5.35%, dated 12/29/2006, maturing 01/02/2007, maturity value $4,502,675 ρρ (4)	4,500,000	4,500,000
Merrill Lynch & Co, Inc., 5.35%, dated 12/29/2006, maturing 01/02/2007, maturity value $17,010,106 ρρ (5)	17,000,000	17,000,000
		56,500,000

	Shares	Value

MUTUAL FUND SHARES 2.0%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.27% q ρρ	699,055	699,055
Evergreen Institutional Money Market Fund, Class I, 5.24% q ø	11,916,545	11,916,545
		12,615,600
Total Short-Term Investments (cost $90,104,930)		90,103,743
Total Investments (cost $563,273,310) 112.1%		716,951,477
Other Assets and Liabilities (12.1%)		(77,212,479)
Net Assets 100.0%		$639,738,998

3

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)

*	Non-income producing security
ρ	All or a portion of this security is on loan.
ρρ	Represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
‡	Collateralized by:
(1)

$2,377,260 Allstate Corp., 5.00%, 8/15/2014, value including accrued interest is $2,366,494; $5,993,860 TransCanada Pipelines, Ltd., 5.68%, 01/01/2021, value including accrued interest is $8,343,506; $10,628,431 Bear Stearns Cos., 5.58%, 8/15/2011, value including accrued interest is $10,710,000.

(2)

$2,251,461 Hutchinson Whampoa International, Ltd., 6.25%, 1/24/2014, value including accrued interest is $2,398,706; $2,333,333 Ingersoll-Rand Co., Ltd., 6.44%, 11/15/2027, value including accrued interest is $2,542,224; $2,218,914 PNC Funding Corp., 5.25%, 11/15/2015, value including accrued interest is $2,199,069.

(3)

$4,886,000 Greenpoint Mtge. Funding Trust, 6.23%, 10/25/2045, value including accrued interest is $3,597,216; $515,480 Greenpoint Mtge. Funding Trust, 5.56%, 9/25/2035, value including accrued interest is $478,649; $940,660 Harborview Mtge. Loan Trust, 6.23%, 3/25/2036, value including accrued interest is $945,217; $3,449,600 Harborview Mtge. Loan Trust, 6.38%, 6/19/2045, value including accrued interest is $2,118,925.

(4)

$189,900 Detroit Edison Co., 6.125%, 10/01/2010, value including accrued interest is $197,117; $121,500 Detroit Edison Co., 5.40%, 8/01/2014, value including accrued interest is $120,069; $9,900 Duke Energy Corp., 6.25%, 1/15/2012, value including accrued interest is $10,599; $180,000 Genworth Financial, Inc., 6.15%, 11/15/2066, value including accrued interest is $181,341; $900,000 Glitnir Banki HF, 7.45%, 9/13/2036, value including accrued interest is $968,961; $22,500 Keycorp Capital III, 7.75%, 7/15/2029, value including accrued interest is $27,301; $2,250,000 Lincoln National Corp., 7.00%, 5/17/2046, value including accrued interest is $2,387,453; $135,000 MidAmerican Funding, LLC, 6.93%, 3/01/2029, value including accrued interest is $153,103; $41,400 Motorola, Inc., 8.00%, 11/01/2011, value including accrued interest is $46,387; $18,000 Duke Energy Indiana Inc., 8.00%, 7/15/2009, value including accrued interest is $19,062; $201,600 Pemex Finance, Ltd., 8.02%, 5/15/2007, value including accrued interest is $34,077; $3,960 Pemex Finance, Ltd., 9.03%, 2/15/2011, value including accrued interest is $3,623; $225,000 Transocean, Inc., 7.45%, 4/15/2027, value including accrued interest is $254,176; $180,000 Wisconsin Energy Corp., 6.50%, 4/01/2011, value including accrued interest is $187,029.

(5)

$2,899,107 AXA SA, 8.60%, 12/15/2030, value including accrued interest is $3,769,113; $607 ERP Operating, LP, 7.125%, 10/15/2017, value including accrued interest is $676; $156,036 ERP Operating, LP, 6.625%, 3/15/2012, value including accrued interest is $167,660; $304 ERP Operating, LP, 5.20%, 4/01/2013, value including accrued interest is $304; $3,035,714 FPL Group Capital, Inc., 6.35%, 10/1/2066, value including accrued interest is $3,134,675; $2,754,911 Johnson Controls, Inc., 6.00%, 1/15/2036, value including accrued interest is $2,744,635; $100,786 Kohl’s Corp., 6.00%, 1/15/2036, value including accrued interest is $98,077; $9,108 Kraft Foods, Inc., 5.25%, 10/1/2013, value including accrued interest is $9,116; $16,698 Kraft Foods, Inc., 4.125%, 11/12/2009, value including accrued interest is $16,293; $136,607 MidAmerican Funding, LLC, 6.93%, 3/1/2029, value including accrued interest is $154,926; $310,250 Motorola, Inc., 7.50%, 5/15/2025, value including accrued interest is $359,867; $220,089 Motorola, Inc., 5.22%, 10/1/2046, value including accrued interest is $177,841; $235,867 Motorola, Inc., 7.625%, 11/15/2010, value including accrued interest is $256,359; $341,214 Noble Corp., 7.50%, 3/15/2019, value including accrued interest is $377,509; $3,035,714 PartnerRe Finance, 6.44%, 12/1/2066, value including accrued interest is $3,078,737; $970,518 Schering-Plough Corp., 5.30%, 12/1/2013, value including accrued interest is $978,216; $88,036 Schering-Plough Corp., 6.50%, 12/1/2033, value including accrued interest is $95,944; $535,804 Transocean, Inc., 7.375%, 4/15/2018, value including accrued interest is $597,207; $1,822 United Utilities plc, 6.875%, 8/15/2028, value including accrued interest is $1,930; $1,490,536 United Utilities plc, 4.55%, 6/19/2018, value including accrued interest is $1,321,694.

On December 31, 2006, the aggregate cost of securities for federal income tax purposes was $564,771,151. The gross unrealized appreciation and depreciation on securities based on tax cost was $157,505,935 and $5,325,609, respectively, with a net unrealized appreciation of $152,180,326.

4

EVERGREEN OMEGA FUND SCHEDULE OF INVESTMENTS

December 31, 2006 (unaudited)
	Shares	Value
COMMON STOCKS 99.8%
CONSUMER DISCRETIONARY 17.5%
Diversified Consumer Services 3.8%
Apollo Group, Inc., Class A * ρ	884,433	$34,466,354

Hotels, Restaurants & Leisure 3.9%
Carnival Corp.	225,981	11,084,368
OSI Restaurant Partners, Inc.	613,753	24,059,118

		35,143,486

Internet & Catalog Retail 4.5%
Amazon.com, Inc. *	1,039,892	41,034,138

Media 2.9%
Omnicom Group, Inc.	253,940	26,546,888

Multi-line Retail 0.9%
Target Corp.	141,802	8,089,804

Specialty Retail 1.5%
Best Buy Co., Inc.	266,452	13,106,774

CONSUMER STAPLES 8.3%
Beverages 2.9%
Coca-Cola Co.	532,843	25,709,675

Food & Staples Retailing 3.0%
Wal-Mart Stores, Inc.	588,743	27,188,152

Household Products 2.4%
Procter & Gamble Co.	342,091	21,986,188

ENERGY 2.1%
Oil, Gas & Consumable Fuels 2.1%
Chevron Corp.	128,100	9,419,193
ConocoPhillips	128,240	9,226,868

		18,646,061

FINANCIALS 7.3%
Capital Markets 1.6%
Legg Mason, Inc.	148,200	14,086,410

Diversified Financial Services 2.9%
Citigroup, Inc.	475,604	26,491,143

Insurance 2.8%
Marsh & McLennan Cos.	823,892	25,260,529

HEALTH CARE 20.6%
Biotechnology 7.0%
Amgen, Inc. *	482,345	32,948,987
Biogen Idec, Inc. * ρ	627,525	30,867,955

		63,816,942

Health Care Equipment & Supplies 8.8%
Medtronic, Inc.	478,015	25,578,582
St. Jude Medical, Inc. *	713,403	26,082,014
Zimmer Holdings, Inc. *	360,756	28,276,055

		79,936,651

Pharmaceuticals 4.8%
Abbott Laboratories	47,230	2,300,573
Bristol-Myers Co.	1,082,821	28,499,849
Johnson & Johnson	33,553	2,215,169
Pfizer, Inc.	400,591	10,375,307

		43,390,898

1

EVERGREEN OMEGA FUND

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 5.8%
Industrial Conglomerates 4.0%
Tyco International, Ltd.	1,197,025	$36,389,560

Machinery 1.8%
Pall Corp.	469,838	16,232,903

INFORMATION TECHNOLOGY 38.2%
Communications Equipment 6.3%
Cisco Systems, Inc. *	1,127,527	30,815,313
QUALCOMM, Inc.	689,841	26,069,091

		56,884,404

Computers & Peripherals 6.6%
Dell, Inc. *	1,143,312	28,685,698
Lexmark International, Inc., Class A * ρ	432,028	31,624,450

		60,310,148

Internet Software & Services 6.7%
eBay, Inc. *	1,065,826	32,049,388
Google, Inc., Class A *	62,735	28,888,213

		60,937,601

IT Services 3.1%
Affiliated Computer Services, Inc., Class A *	372,837	18,209,359
Automatic Data Processing, Inc.	202,492	9,972,731

		28,182,090

Semiconductors & Semiconductor Equipment 7.7%
Altera Corp. *	1,770,087	34,835,312
Intel Corp.	1,031,761	20,893,160
KLA-Tencor Corp.	114,817	5,712,146
Texas Instruments, Inc.	294,086	8,469,677

		69,910,295

Software 7.8%
Microsoft Corp.	1,176,906	35,142,413
Oracle Corp. *	2,057,131	35,259,225

		70,401,638

Total Common Stocks (cost $808,883,682)		904,148,732

	Principal Amount	Value

SHORT-TERM INVESTMENTS 8.4%
COMMERCIAL PAPER 2.6%
Chesham Finance, LLC, 5.38%, 01/02/2007 ρρ	$3,997,609	3,999,402
Ebbets Funding, LLC, 5.40%, 01/02/2007 ρρ	9,994,000	9,998,500
Hannover Funding Co., LLC, 5.37%, 01/02/2007 ρρ	9,994,033	9,998,508

		23,996,410

CORPORATE BONDS 1.5%
Diversified Financial Services 1.5%
Links Finance, LLC, FRN, 5.37%, 01/25/2007 ρρ	9,000,000	9,000,317
Sedna Finance, Inc., FRN, 5.33%, 10/26/2007 ρρ	4,998,750	4,999,601

		13,999,918

2

EVERGREEN OMEGA FUND

SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Principal Amount	Value

SHORT-TERM INVESTMENTS continued
REPURCHASE AGREEMENTS ^ 3.8%
BNP Paribas SA, 5.31%, dated 12/29/2006, maturing 01/02/2007; maturity value $10,005,900 ρρ (1)	$10,000,000	$10,000,000
Cantor Fitzgerald & Co., 5.31%, dated 12/29/2006, maturing 01/02/2007; maturity value $10,005,900 ρρ (2)	10,000,000	10,000,000
Deutsche Bank AG, 5.31%, dated 12/29/2006, maturing 01/02/2007; maturity value $9,005,310 ρρ (3)	9,000,000	9,000,000
Merrill Lynch & Co., Inc., 5.30%, dated 12/29/2006, maturing 01/02/2007; maturity value $5,002,944 ρρ (4)	5,000,000	5,000,000

		34,000,000

	Shares	Value

MUTUAL FUND SHARES 0.5%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.27% q ρρ	719,578	719,578
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.01% q ø	3,725,656	3,725,656

		4,445,234

Total Short-Term Investments (cost $76,440,155)		76,441,562

Total Investments (cost $885,323,837) 108.2%		980,590,294
Other Assets and Liabilities (8.2%)		(74,013,277)

Net Assets 100.0%		$906,577,017

*	Non-income producing security
ρ	All or a portion of this security is on loan.
ρρ	Represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
^	Collateralized by:
(1)

$3,216,373 Hutchison Whampoa, Ltd., 6.25%, 01/24/2014, value including accrued interest is $3,426,723; $3,333,333 Ingersoll-Rand Co., Ltd., 6.44%, 11/15/2027, value including accrued interest is $3,631,749; $3,169,877 PNC Funding Corp., 5.25%, 11/15/2027, value including accrued interest is $3,141,528.

(2)

$6,980,000 Greenpoint Mortgage Funding Trust, 6.28%, 10/25/2045, value including accrued interest is $5,138,880; $736,400 Greenpoint Mortgage Funding Trust, 5.53%, 09/25/2035, value including accrued interest is $683,784; $1,343,800 Harborview Mortgage Loan Trust, 6.20%, 03/25/2036, value including accrued interest is $1,350,310; $4,928,000 Harborview Mortgage Loan Trust, 6.35%, value including accrued interest is $3,027,036.

(3)

$351,691 Residential Accredit Loans, Inc., 6.00%, 12/25/2036, value including accrued interest is $351,691; $9,133,269 Toyota Motor Credit Co., 4.31%, 02/05/2016, value including accrued interest is $8,828,309.

(4)

$852,679 AXA SA, 6.19%, 12/15/2030, value including accrued interest is $1,108,563; $179 ERP Operating LP, 5.70%, 10/15/2017, value including accrued interest is $200; $45,893 ERP Operating LP, 6.625%, 3/15/2012, value including accrued interest is $49,312; $89 ERP Operating LP, 5.20%, 4/01/2013, value including accrued interest is $90; $892,857 FPL Group Capital, Inc., 6.35%, 10/01/2066, value including accrued interest is $921,963; $810,268 Johnson Controls, Inc., 6.15%, 11/15/2066, value including accrued interest is $807,246; $29,643 Kohl’s Corp., 6.00%, 1/15/2036, value including accrued interest is $28,846; $2,679 Kraft Foods, Inc., 5.25%, 10/01/2013, value including accrued interest is $2,681; $4,910 Kraft Foods, Inc., 4.125%, 11/12/2009, value including accrued interest is $4,792; $40,179 MidAmerican, LLC, 6.93%, 3/01/2029, value including accrued interest is $45,566; $91,250 Motorola, Inc., 7.50%, 5/15/2025, value including accrued interest is $105,858; $64,732 Motorola, Inc., 5.22%, 10/01/2046, value including accrued interest is $52,306; $69,374 Motorola, Inc., 7.625%, 11/15/2010, value including accrued interest is $75,400; $100,357 Noble Corp., 7.50%, 3/15/2019, value including accrued interest is $111,032; $892,857 Partnerre Finance., 6.44%, 12/01/2066, value including accrued interest is $905,511; $285,446 Schering-Plough Corp., 5.30%, 12/01/2013, value including accrued interest is $287,711; $25,893 Schering-Plough Corp., 6.50%, 12/01/2033, value including accrued interest is $28,219; $157,589 Transocean, Inc., 7.375%, 4/15/2018, value including accrued interest is $175,649; $536 United Utilities plc, 6.875%, 8/15/2028, value including accrued interest is $568; $438,393 United Utilities plc, 4.55%, 6/19/2018, value including accrued interest is $388,733.

Summary of Abbreviations

FRN	Floating Rate Note

On December 31, 2006, the aggregate cost of securities for federal income tax purposes was $885,923,362. The gross unrealized appreciation and depreciation on securities based on tax cost was $103,826,611 and $9,159,679 respectively, with a net unrealized appreciation of $94,666,932.

3

EVERGREEN SMALL-MID GROWTH FUND SCHEDULE OF INVESTMENTS

December 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 97.0%
CONSUMER DISCRETIONARY 19.6%
Diversified Consumer Services 1.7%
Strayer Education, Inc.	15,100	$1,601,355

Hotels, Restaurants & Leisure 4.3%
Panera Bread Co., Class A *	30,600	1,710,846
Penn National Gaming, Inc. *	33,700	1,402,594
Shuffle Master, Inc. *	35,400	927,480

		4,040,920

Leisure Equipment & Products 1.7%
Pool Corp.	40,300	1,578,551

Media 2.4%
Lamar Advertising Co., Class A *	34,800	2,275,572

Multi-line Retail 2.0%
Family Dollar Stores, Inc.	64,200	1,882,986

Specialty Retail 5.7%
Abercrombie & Fitch Co., Class A	23,700	1,650,231
American Eagle Outfitters, Inc.	58,700	1,832,027
GameStop Corp., Class A *	34,900	1,923,339

		5,405,597

Textiles, Apparel & Luxury Goods 1.8%
Polo Ralph Lauren Corp., Class A	22,500	1,747,350

CONSUMER STAPLES 3.4%
Food Products 2.4%
Hain Celestial Group, Inc.	73,400	2,290,814

Personal Products 1.0%
Herbalife, Ltd.	23,900	959,824

ENERGY 4.3%
Energy Equipment & Services 1.9%
Cameron International Corp. *	34,460	1,828,103

Oil, Gas & Consumable Fuels 2.4%
Helix Energy Solutions, Inc. *	30,000	941,100
Southwestern Energy Co. *	38,028	1,332,881

		2,273,981

FINANCIALS 2.9%
Capital Markets 2.1%
Affiliated Managers Group, Inc. *	18,500	1,944,905

Diversified Financial Services 0.8%
Nasdaq Stock Market, Inc. *	24,100	742,039

HEALTH CARE 15.8%
Biotechnology 2.1%
Cephalon, Inc. *	13,400	943,494
Isis Pharmaceuticals, Inc. *	92,800	1,031,936

		1,975,430

Health Care Equipment & Supplies 6.0%
ArthroCare Corp. *	45,700	1,824,344
Hologic, Inc. *	40,500	1,914,840
Respironics, Inc. *	51,200	1,932,800

		5,671,984

1

EVERGREEN SMALL-MID GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 4.0%
DaVita, Inc. *	32,300	$1,837,224
Pediatrix Medical Group, Inc. *	40,700	1,990,230

		3,827,454

Life Sciences Tools & Services 1.8%
Qiagen NV *	111,500	1,686,995

Pharmaceuticals 1.9%
Medicis Pharmaceutical Corp., ρ	50,700	1,781,091

INDUSTRIALS 17.2%
Airlines 1.0%
AirTran Holdings, Inc. *	86,200	1,011,988

Commercial Services & Supplies 3.9%
Monster Worldwide, Inc. *	44,400	2,070,816
Watson Wyatt Worldwide, Inc.	35,800	1,616,370

		3,687,186

Electrical Equipment 3.7%
Roper Industries, Inc.	39,500	1,984,480
Thomas & Betts Corp. *	31,500	1,489,320

		3,473,800

Industrial Conglomerates 2.0%
McDermott International, Inc. *	37,100	1,886,906

Machinery 3.4%
AGCO Corp. *	29,800	922,012
Terex Corp. *	35,200	2,273,216

		3,195,228

Road & Rail 1.4%
Landstar System, Inc.	35,200	1,343,936

Trading Companies & Distributors 1.8%
MSC Industrial Direct Co., Class A *	43,200	1,691,280

INFORMATION TECHNOLOGY 25.6%
Communications Equipment 7.4%
Arris Group, Inc. *	145,300	1,817,703
Ciena Corp. *	49,200	1,363,332
F5 Networks, Inc. *	33,800	2,508,298
Sonus Networks, Inc. *	192,300	1,267,257

		6,956,590

Electronic Equipment & Instruments 0.3%
IPG Photonics Corp.	13,200	316,800

Internet Software & Services 3.1%
Akamai Technologies, Inc. *	21,400	1,136,768
WebEx Communications, Inc.	50,700	1,768,923

		2,905,691

IT Services 6.0%
Global Payments, Inc.	45,500	2,106,650
MoneyGram International, Inc.	54,300	1,702,848
WNS Holdings, Ltd. *	59,900	1,862,890

		5,672,388

Semiconductors & Semiconductor Equipment 5.1%
Power Integrations, Inc. *	120,500	2,825,725
SiRF Technology Holdings, Inc. * ρ	79,400	2,026,288

		4,852,013

2

EVERGREEN SMALL-MID GROWTH FUND SCHEDULE OF INVESTMENTS continued

December 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 3.7%
Amdocs, Ltd. *	48,400	$1,875,500
ANSYS, Inc. *	38,100	1,656,969

		3,532,469

MATERIALS 2.1%
Chemicals 2.1%
Mosaic Co.	91,800	1,960,848

TELECOMMUNICATION SERVICES 6.1%
Diversified Telecommunication Services 1.1%
Time Warner Telecom, Inc. *	54,100	1,078,213

Wireless Telecommunication Services 5.0%
Leap Wireless International, Inc. *	42,600	2,533,422
NII Holdings, Inc., Class B *	33,800	2,178,072

		4,711,494

Total Common Stocks (cost $89,744,648)		91,791,781

SHORT-TERM INVESTMENTS 6.3%
COMMERCIAL PAPER 3.2%
Ebury Finance, Ltd., 5.38%, 01/02/2007 ρρ	2,998,207	2,999,552

MUTUAL FUND SHARES 3.1%
AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.29%, 01/02/2007 ρρ	472,058	472,058
Evergreen Institutional Money Market Fund, Class I, 5.24% q ø	2,505,550	2,505,550

Total Short-Term Investments (cost $5,977,160)		5,977,160

Total Investments (cost $95,721,808) 103.3%		97,768,941
Other Assets and Liabilities (3.3%)		(3,156,848)

Net Assets 100.0%		$94,612,093

*	Non-income producing security
ρ	All or a portion of this security is on loan.
ρρ	Represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On December 31, 2006, the aggregate cost of securities for federal income tax purposes was $95,854,765. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,108,851 and $1,194,675, respectively, with a net unrealized appreciation of $1,914,176.

3

Item 2 - Controls and Procedures

(a)

The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:	_______________________
Dennis H. Ferro,
Principal Executive Officer

Date: February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date: February 27, 2007

By:	/s/ Jeremy DePalma
Jeremy DePalma
Principal Financial Officer

Date: February 27, 2007